[LOGO] KEMPER FUNDS

Kemper Equity Funds
Growth Style

PROSPECTUS February 1, 1999

KEMPER EQUITY FUNDS GROWTH STYLE
222 South Riverside Plaza, Chicago, Illinois 60606 (800) 621-1048

This prospectus describes a choice of funds managed by Scudder Kemper Investments, Inc.

Kemper Aggressive Growth Fund

Kemper Blue Chip Fund

Kemper Classic Growth Fund*

Kemper Growth Fund

Kemper Small Capitalization Equity Fund

Kemper Technology Fund

Kemper Total Return Fund

Kemper Value+Growth Fund

* Effective January 1, 1999. Kemper Classic Growth Fund refers to the Kemper shares of Classic Growth Fund.

Mutual funds:

o   are not FDIC-insured
o   have no bank guarantees
o   may lose value

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                             Contents

                        2    Growth Stock Investing
--------------------------------------------------------------------------------
                        2    Investment approach
                        2    Principal risk factors

                        3    About The Funds
--------------------------------------------------------------------------------
                        3    Kemper Aggressive Growth Fund
                        8    Kemper Blue Chip fund
                       13    Kemper Classic Growth Fund
                       18    Kemper Growth Fund
                       23    Kemper Small Capitalization Equity Fund
                       28    Kemper Technology Fund
                       33    Kemper Total Return Fund
                       39    Kemper Value+Growth Fund
                       44    Investment Manager

                       50    About Your Investment
--------------------------------------------------------------------------------
                       50    Choosing a share class
                       52    Buying shares
                       57    Selling and exchanging shares
                       58    Distributions and taxes
                       59    Transaction information

GROWTH STOCK INVESTING

INVESTMENT APPROACH

The funds, except Kemper Value+Growth Fund, described in this prospectus invest primarily in "growth stocks" -- shares of companies that are expected to experience rapid growth resulting from strong sales, talented management and dominant market positions. Kemper Value+Growth Fund invests in both growth and value stocks. Because of their anticipated return potential, growth stocks are generally in strong demand and tend to carry relatively high price-to-earnings ratios (P/E) relative to the overall stock market. The investment manager invests for the funds using a "growth at a reasonable price" strategy that involves analysis of the companies' fundamental strengths and assessing overall economic conditions to uncover companies that the investment manager believes are trading at reasonable prices but that still have the potential for strong growth.

Each fund approaches stock investing with a different style and risk profile.

PRINCIPAL RISK FACTORS

There are market and investment risks with any security. The value of an investment in the funds will fluctuate over time and it is possible to lose money invested in the funds.

Stock Market. Each fund's returns and net asset value will go up and down, and it is possible to lose money invested in a fund. Stock market movements will affect the funds' share prices on a daily basis. Declines are possible both in the overall stock market or in the types of securities held by the funds.

Equity Investing. An investment in the common stock of a company represents a proportionate ownership interest in that company. Therefore, the fund participates in the success or failure of any company in which it holds stock. Compared to other classes of financial assets, such as bonds or cash equivalents, common stocks have historically offered a greater potential for gain on investment. However, the market value of common stocks can fluctuate significantly, reflecting such things as the business performance of the issuing company, investors' perceptions of the company or the overall stock market and general economic or financial market movements. Smaller companies are especially sensitive to these factors and may even become valueless.

Growth Investing. Because of their perceived return potential, growth stocks are typically in demand and tend to carry relatively high prices. Growth stocks generally experience greater share price fluctuations as the market reacts to changing perceptions of the underlying companies' growth potential and broader economic activity.

Portfolio Strategy. The portfolio management team's skill in choosing appropriate investments for the funds will determine in large part the funds' ability to achieve their respective investment objectives.

Inflation. There is a possibility that the rising prices of goods and services may have the effect of offsetting a fund's real return.


2  Growth Stock Investing

ABOUT THE FUNDS

KEMPER AGGRESSIVE GROWTH FUND

Investment objective and principal strategies

Kemper Aggressive Growth Fund seeks capital appreciation through the use of aggressive investment techniques. Except as otherwise indicated, the fund's investment objective and policies may be changed without a vote of shareholders.

In seeking to achieve its objective, the fund invests primarily in equity securities of U.S. companies that the investment manager believes offer the best opportunities for capital appreciation at any given time. The investment manager pursues a flexible investment strategy in the selection of securities, not limited to any particular investment sector, industry or company size. The investment manager may, depending upon market circumstances, emphasize the securities of small, medium or large-sized companies from time to time. The fund may invest a significant portion of its assets in initial public offerings ("IPOs"), which are typically securities of small, unseasoned issuers.

The fund may invest 25% or more of its total assets in one or more market sectors, such as the technology sector.

The investment manager considers a variety of factors to select stocks, including sustainable, above average earnings growth relative to the overall stock market, historic earnings, earnings estimates and company fundamentals.

The fund is intended for more aggressive investors who wish to address long-term capital appreciation goals.

Principal risks

The fund's principal risks are associated with investing in the stock market, equity and growth investing, the investment manager's skill in managing the fund's portfolio and inflation risk. You will find a discussion of these risks under "Growth Stock Investing" at the front of this prospectus.

Management Style. To the extent that the fund takes aggressive investment positions, the fund may underperform in markets that favor more conservative growth stock funds.

Sector Investing. To the extent that the fund focuses its investments in a market sector, financial, economic, business and other developments affecting issuers in that sector may have a greater effect on the fund than if it had not focused its assets in that sector.

Non-diversified. Because the fund is "non-diversified", the fund may invest a relatively high percentage of its assets in a limited number of issuers. Accordingly, the fund's investment returns are more likely to be impacted by changes in the market value and returns of any one portfolio holding.

Past performance

The chart and table below provide some indication of the risks of investing in the fund by illustrating how the fund has performed from year to year, and


                                                Kemper Aggressive Growth Fund  3
comparing this information to a broad measure of market performance. Of course, past performance is not necessarily an indication of future performance.

The information provided in the chart is for Class A shares, and does not reflect sales charges, which reduce return.

Total returns for years ended December 31

[The information below was represented by a bar graph in the printed materials.]

                         1997        1998
                         ----        ----

                         33.38%      13.98%

For the period included in the bar chart, the fund's highest return for a calendar quarter was 25.50% (the fourth quarter of 1998), and the fund's lowest return for a calendar quarter was ?18.97% (the third quarter of 1998).

Average Annual Total Returns

  For periods ended

                                                                      Russell
  December 31, 1998          Class A      Class B      Class C      3000 Index
  -----------------          -------      -------      -------      ----------
  One Year                    7.40%       10.11%       13.18%         24.14%
  Five Years                    --           --           --             --
  Ten Years                     --           --           --             --
  Since Class Inception**    19.68%       21.04%       22.36%            *

-----------
* Index returns for the life of each class: 27.91% (12/31/96) for Class A, B and C shares.

**   Inception date for Class A, B and C shares is 12/31/96.

The Russell 3000 Index is an unmanaged index comprised of the largest capitalized U.S. domiciled companies whose common stocks trade in the U.S. Index returns assume reinvestment of dividends and, unlike the fund's returns, do not reflect any fees or expenses.

Fee and expense information

The following information is designed to help you understand the fees and expenses that you may pay if you buy and hold shares of the fund. Each class of shares has a different set of transaction fees, which will vary based on the length of time you hold shares in the fund and the amount of your investment.


4  Kemper Aggressive Growth Fund

You will find details about fee discounts and waivers in the Buying shares and Choosing a share class -- Special features sections of this prospectus.

Shareholder fees: Fees paid directly from your investment.

                                              Class A       Class B      Class C
                                              -------       -------      -------
 Maximum Sales Charge (Load)
    Imposed on Purchases (as % of
    offering price)                            5.75%          None         None

 Maximum Deferred Sales Charge
    (Load) (as % of redemption proceeds)       None(1)         4%           1%

 Maximum Sales Charge (Load)
    Imposed on Reinvested
    Dividends/Distributions                    None           None         None

 Redemption Fee (as % of amount
    redeemed, if applicable)                   None           None         None

 Exchange Fee                                  None           None         None

-----------
(1) The redemption of Class A shares purchased at net asset value under the Large Order NAV Purchase Privilege may be subject to a contingent deferred sales charge of 1% during the first year and 0.50% during the second year.

Annual fund operating expenses: Expenses that are deducted from fund assets.

                                             Class A       Class B     Class C
                                             -------       -------     -------
  Management Fee                              0.38%         0.38%       0.38%
  Distribution (12b-1) Fees                   None          0.75%       0.75%
  Other Expenses                              1.08%         1.68%       1.63%
                                              -----         -----       -----
  Total Annual Fund Operating Expenses        1.46%         2.81%       2.76%

Subject to the qualification described below, Scudder Kemper Investments, Inc. has agreed to temporarily reimburse certain operating expenses to the extent necessary to limit the fund's "Other Expenses" of Class A shares to 0.87%, Class B to 0.99% and Class C to 0.97%; provided, however, transfer agency fees and related out-of-pocket expenses will not be subject to this reimbursement. Therefore, if transfer agency fees and related out-of-pocket expenses were to exceed the limits upon Other Expenses for a particular class during the period of the reimbursement (contrary to current estimates), such expenses would be charged to the class in the actual amount incurred and Other Expenses for the class would exceed the limits described above during the period. This arrangement may be discontinued at any time. As a result, for the fiscal year ended September 30, 1998, "Other Expenses" were reduced by 0.21%, 0.69% and 0.66% for Class A, Class B and Class C and actual total annual fund operating expenses were 1.25% for Class A, 2.12% for Class B and 2.10% for Class C. The information contained in the above table and the example below reflects the expenses of the fund without taking into account any applicable fee waivers and/or reimbursements.


                                                Kemper Aggressive Growth Fund  5

Example

This example is to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. This example illustrates the impact of the above fees and expenses on an account with an initial investment of $10,000, based on the expenses shown above. It assumes a 5% annual return, the reinvestment of all dividends and distributions and "annual fund operating expenses" remaining the same each year. The example is hypothetical: actual fund expenses and returns vary from year to year, and may be higher or lower than those shown. The example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges were included, your costs would be higher.

Fees and expenses if you sold shares after:

                         Class A              Class B              Class C
                         -------              -------              -------
  1 Year                   $715                 $684                 $379
  3 Years                $1,010               $1,171                 $856
  5 Years                $1,327               $1,684               $1,459
  10 Years               $2,221               $2,514               $3,090

Fees and expenses if you did not sell your shares:

                         Class A              Class B              Class C
                         -------              -------              -------
  1 Year                   $715                 $284                 $279
  3 Years                $1,010                 $871                 $856
  5 Years                $1,327               $1,484               $1,459
  10 Years               $2,221               $2,514               $3,090

Principal strategies and investments

Under normal conditions, the fund will invest at least 65%, and may invest up to 100%, of its total assets in equity securities. The investment manager uses a disciplined approach to stock selection and fundamental research to help it identify quality growth companies whose stocks are selling at reasonable prices. The investment manager relies heavily upon the fundamental analysis and research of its large research staff, and will generally seek to invest in growth companies whose value may not be fully recognized by the market at large.

Such companies may be:

o expected to achieve accelerating earnings growth, perhaps due to strong demand for their products or services;

o undervalued, based upon price/earnings ratios, price/book value ratios and other measures;

o    undergoing financial restructuring;

o    involved in takeover or arbitrage situations;

o expected to benefit from evolving market cycles or changing economic conditions; or


6  Kemper Aggressive Growth Fund

o representing special situations, such as changes in management or favorable regulatory developments.

Because of the flexible nature of the fund's investment policies, the fund may have a higher portfolio turnover than a typical equity mutual fund. To some extent, the fund may trade in securities for the short term. In addition, the investment manager may use market volatility in an attempt to capitalize on apparently unwarranted price fluctuations, both to purchase or increase undervalued positions and to sell or reduce overvalued holdings. For example, during market declines, the fund may add to positions in favored securities, while becoming more aggressive as it gradually reduces the number of companies represented in its portfolio. Conversely, in rising markets, the fund may reduce or eliminate fully valued positions, while becoming more conservative as it gradually increases the number of companies in its portfolio.

Although the fund does not presently intend to do so, it may invest up to 25% of its total assets in foreign securities.

Because the fund may engage in active and frequent trading of portfolio securities, the fund may have higher transaction costs which would affect the fund's performance over time. In addition, shareholders may incur taxes on any realized capital gains.

For temporary defensive purposes, the fund may invest up to 100% of its assets in cash or defensive type securities, such as high-grade debt securities, securities of the U.S. Government or its agencies and high quality money market instruments, including repurchase agreements. Because this defensive policy differs from the fund's investment objective, the fund may not achieve its goals during a defensive period.

While not principal investments or strategies of the fund, the fund may utilize other investments and investment techniques that may impact fund performance, including options, futures and other strategic transactions.

More information about investments and strategies is provided in the Statement of Additional Information. Of course, there can be no guarantee that by following these strategies, the fund will achieve its objective.

Additional risk

If the aggressive growth types of stocks the fund invests in do not produce expected earnings results, they may lose significant share value.

Foreign Investing. Investing in foreign securities, and to a greater extent emerging markets, involves risks in addition to those associated with investing in securities in the U.S. To the extent that investments are denominated in foreign currencies, adverse changes in the values of foreign currencies may have a significant negative effect on any returns from these investments. Investing in foreign securities exposes the fund to an increased risk of political and economic instability.

Other risks of investing in foreign securities include: limited information, higher brokerage costs, different accounting standards and thinner trading markets as compared to U.S. markets.


                                                Kemper Aggressive Growth Fund  7

KEMPER BLUE CHIP FUND

Investment objective and principal strategies

Kemper Blue Chip Fund seeks growth of capital and of income. Except as otherwise indicated, the fund's investment objective and policies may be changed without a vote of shareholders.

The fund invests in a diversified portfolio, emphasizing investments primarily in U.S. common stocks of large, well known, high quality companies. Companies of this general type are often referred to as "Blue Chip" companies and are similar in size to those included in the Russell 1000 Index -- a widely used benchmark of large stock performance. Such companies generally have an established history of earnings and dividends. "Blue Chip" companies are generally identified by their substantial capitalization, easy access to credit, good industry position and superior management structure.

The fund may be appropriate for investors who wish to establish the foundation of a growth-oriented portfolio, or for investors who wish to diversify an investment portfolio into large-cap equity stocks.

Principal risks

The fund's principal risks are associated with investing in the stock market, equity and growth investing, the investment manager's skill in managing the fund's portfolio and inflation risk. You will find a discussion of these risks under "Growth Stock Investing" at the front of this prospectus.

Management Style. To the extent that the fund invests in larger, more established companies, the fund may underperform in markets that do not favor growth stock funds.

Past performance

The chart and table below provide some indication of the risks of investing in the fund by illustrating how the fund has performed from year to year, and comparing this information to a broad measure of market performance. Of course, past performance is not necessarily an indication of future performance.

The information provided in the chart is for Class A shares, and does not reflect sales charges, which reduce return.


8  Kemper Blue Chip Fund

Total returns for years ended December 31

[The information below was represented by a bar graph in the printed materials.]

 1989    1990    1991    1992    1993    1994    1995    1996    1997    1998
 ----    ----    ----    ----    ----    ----    ----    ----    ----    ----

27.26%   2.41%  44.43%  -1.20%   3.82%  -5.16%  31.72%  27.70%  26.21%  14.40%

For the period included in the bar chart, the fund's highest return for a calendar quarter was 19.21% (the fourth quarter of 1998), and the fund's lowest return for a calendar quarter was ?13.81% (the third quarter of 1990).

Average Annual Total Returns

  For periods ended                                                   Russell
  December 31, 1998          Class A      Class B      Class C      1000 Index
  -----------------          -------      -------      -------      ----------
  One Year                    7.84%       10.66%       13.58%         27.02%
  Five Years                 16.77%          --           --          23.37%
  Ten Years                  15.41%          --           --          19.03%
  Since Class Inception**    13.17%       19.78%       20.14%            *

-----------
* Index returns for the life of each class: 19.47% (11/30/87) for Class A and 26.16% (5/31/94) for Class B and C shares.

** Inception dates for Class A, B and C shares are 11/23/87, 5/31/94 and 5/31/94, respectively.

The Russell 1000 Index is an unmanaged capitalization weighted price only index comprised of the largest capitalized U.S. companies whose common stocks are traded in the United States. Index returns assume reinvestment of dividends and, unlike the fund's returns, do not reflect any fees or expenses.

Fee and expense information

The following information is designed to help you understand the fees and expenses that you may pay if you buy and hold shares of the fund. Each class of shares has a different set of transaction fees, which will vary based on the length of time you hold shares in the fund and the amount of your investment. You will find details about fee discounts and waivers in the Buying shares and Choosing a share class -- Special features sections of this prospectus.


                                                        Kemper Blue Chip Fund  9

Shareholder fees: Fees paid directly from your investment.

                                              Class A      Class B     Class C
                                              -------      -------     -------
 Maximum Sales Charge (Load) Imposed
    on Purchases (as % of offering price)      5.75%         None        None

 Maximum Deferred Sales Charge
    (Load) (as % of redemption proceeds)       None(1)        4%          1%

 Maximum Sales Charge (Load) Imposed
    on Reinvested Dividends/Distributions      None          None        None

 Redemption Fee (as % of amount
    redeemed, if applicable)                   None          None        None

 Exchange Fee                                  None          None        None

-----------
(1) The redemption of Class A shares purchased at net asset value under the Large Order NAV Purchase Privilege may be subject to a contingent deferred sales charge of 1% during the first year and 0.50% during the second year.

Annual fund operating expenses: Expenses that are deducted from fund assets.

                                              Class A       Class B    Class C
                                              -------       -------    -------
  Management Fee                               0.56%         0.56%      0.56%
  Distribution (12b-1) Fees                    None          0.75%      0.75%
  Other Expenses                               0.73%         0.79%      0.72%
                                               -----         -----      -----
  Total Annual Fund Operating Expenses         1.29%         2.10%      2.03%

Example

This example is to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This example illustrates the impact of the above fees and expenses on an account with an initial investment of $10,000, based on the expenses shown above. It assumes a 5% annual return, the reinvestment of all dividends and distributions and "annual fund operating expenses" remaining the same each year. The example is hypothetical: actual fund expenses and returns vary from year to year, and may be higher or lower than those shown. The example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges were included, your costs would be higher.

Fees and expenses if you sold shares after:

                         Class A              Class B              Class C
                         -------              -------              -------
  1 Year                   $699                 $613                 $306
  3 Years                  $960                 $958                 $637
  5 Years                $1,242               $1,329               $1,093
  10 Years               $2,042               $2,034               $2,358


10  Kemper Blue Chip Fund

Fees and expenses if you did not sell your shares:

                         Class A              Class B              Class C
                         -------              -------              -------
  1 Year                   $699                 $213                 $206
  3 Years                  $960                 $658                 $637
  5 Years                $1,242               $1,129               $1,093
  10 Years               $2,042               $2,034               $2,358

Principal strategies and investments

Under normal market conditions, the fund will invest at least 65%, and may invest up to 100%, of its total assets in the common stocks of companies with a market capitalization of at least $1 billion at the time of investment.

"Blue Chip" companies are believed to generally exhibit less investment risk and less price volatility than companies lacking these high quality characteristics, such as smaller, less seasoned companies. In addition, the large market of publicly held shares for such companies and the generally high trading volume in those shares results in a relatively high degree of liquidity for such investments. The characteristics of high quality and high liquidity of "Blue Chip" investments should make the market for such stocks attractive to investors both within and outside the United States. The fund will generally attempt to avoid speculative securities or those with significant speculative characteristics.

In general, the fund will seek to invest in those established, high quality companies whose industries are experiencing favorable secular or cyclical change. Thus, in seeking its objective the fund will endeavor to select its investments from high quality companies operating in the more attractive industries. To select stocks, the investment manager researches a variety of factors, including historic and projected earnings growth rates, company fundamentals and balance sheet data.

A stock is typically sold when, in the opinion of the investment manager, (i) the stock has reached its fair market value and its appreciation potential is limited, (ii) a company's fundamentals have deteriorated or (iii) the fund's portfolio is too heavily weighted in a particular stock or industry sector.

There are risks inherent in the investment in any security, including shares of the fund. The investment manager attempts to reduce risk through diversification of the fund's portfolio and fundamental research; however, there is no guarantee that such efforts will be successful. The investment manager believes that there are opportunities for growth of capital and growth of dividends from investments in "Blue Chip" companies over time. The fund's shares are intended for long-term investment.

Although the fund does not presently intend to do so, it may invest up to 25% of its total assets in foreign securities.

Because the fund may engage in active and frequent trading of portfolio securities, the fund may have higher transaction costs which would affect the


                                                       Kemper Blue Chip Fund  11
fund's performance over time. In addition, shareholders may incur taxes on any realized capital gains.

For temporary defensive purposes, the fund may invest up to 100% of its assets in short-term high-grade debt securities, cash and cash equivalents. Because this defensive policy differs from the fund's investment objective, the fund may not achieve its goals during a defensive period.

While not principal investments or strategies of the fund, the fund may utilize other investments and investment techniques that may impact fund performance, including options, futures and other strategic transactions.

More information about investments and strategies is provided in the Statement of Additional Information. Of course, there can be no guarantee that by following these strategies, the fund will achieve its objective.

Additional risk

Foreign Investing. Investing in foreign securities, and to a greater extent emerging markets, involves risks in addition to those associated with investing in securities in the U.S. To the extent that investments are denominated in foreign currencies, adverse changes in the values of foreign currencies may have a significant negative effect on any returns from these investments. Investing in foreign securities exposes the fund to an increased risk of political and economic instability.

Other risks of investing in foreign securities include: limited information, higher brokerage costs, different accounting standards and thinner trading markets as compared to U.S. markets.


12  Kemper Blue Chip Fund

KEMPER CLASSIC GROWTH FUND

Investment objectives and principal strategies

Classic Growth Fund seeks to provide long-term growth of capital with reduced share price volatility compared to other growth mutual funds. Except as otherwise indicated, the fund's investment objective and policies may be changed without a vote of shareholders.

The fund invests in common stocks to achieve its objective. The fund is broadly diversified and managed, with attention paid to stock valuation and risk, in order to attempt to moderate share price volatility. The fund focuses on firms with a record of strong and sustainable earnings growth, solid management with a proven ability to add value over time and reasonable stock market valuations -- in short, firms with solid growth potential. While current income is not a stated objective of the fund, many of the fund's securities may provide regular dividends, which are also expected to grow over time.

The fund is intended to be a major component of the equity portion of a long-term portfolio and, as such, can be an excellent retirement investment vehicle. As part of an investment plan geared towards retirement or long-term investment, the fund can complement an individual portfolio consisting of more or less aggressive funds, considering individual timeframes and tolerance for risk. As an investment for those already in their retirement years, this fund seeks long-term growth, but with less share price volatility than other growth funds.

Principal risks

The fund's principal risks are associated with investing in the stock market, equity and growth investing, the investment manager's skill in managing the fund's portfolio and inflation risk. You will find a discussion of these risks under "Growth Stock Investing" at the front of this prospectus.

Management Style. To the extent that the fund seeks to moderate share price volatility compared with other growth stock mutual funds, the fund may underperform in markets that favor more aggressive growth stock funds.

Past performance

The chart and table below provide some indication of the risks of investing in the fund by illustrating how the fund has performed, and comparing this information to a broad measure of market performance. Of course, past performance is not necessarily an indication of future performance. The fund currently offers four classes of shares. The original class of shares is designated Class S. This prospectus sets forth information about Classes A, B and C. Because Classes A, B and C had not commenced operations as of 12/31/97, the performance information set forth below is for Class S shares, and does not reflect sales charges, which reduce return. All share classes invest in the same underlying portfolio of securities and have the same management team. Because of different fees and expenses, performance of share classes will differ.


                                                  Kemper Classic Growth Fund  13

Total return for year ended December 31

[The information below was represented by a bar graph in the printed materials.]

                                      1997
                                      ----

                                     34.38%

For the period included in the bar chart, the Class S shares' highest return for a calendar quarter was 20.73% (the second quarter of 1997), and the Class S shares' lowest return for a calendar quarter was ?1.7% (the fourth quarter of 1997).

The Class A shares' year-to-date total return as of September 30, 1998 was -2.09%.

Average Annual Total Returns

  For periods ended
  December 31, 1997                    Class S               S&P 500 Index+
  -----------------                    -------               --------------
  One Year                             34.86%                    33.38%
  Since Inception (9/9/96)             36.89%               34.18% (9/30/96)

-----------
+ The Standard & Poor's (S&P) 500 Index is an unmanaged capitalization-weighted measure of 500 widely held common stocks listed on the New York Stock Exchange and American Stock Exchange and traded on the Nasdaq Stock Market, Inc. Index returns assume reinvestment of dividends and, unlike fund returns, do not reflect any fees, expenses or sales charges.

Fee and expense information

This information is designed to help you understand the fees and expenses that you may pay if you buy and hold shares of the fund. Each class of shares has a different set of transaction fees, which will vary based on the length of time you hold shares in the fund and the amount of your investment. You will find details about fee discounts and waivers in the Buying shares and Choosing a share class -- Special features sections of this prospectus.


14  Kemper Classic Growth Fund

Shareholder fees: Fees paid directly from your investment.

                                              Class A      Class B    Class C
                                              -------      -------    -------
 Maximum Sales Charge (Load)
    Imposed on Purchases (as % of
    offering price)                            5.75%         None       None

 Maximum Deferred Sales Charge
    (Load) (as % of redemption proceeds)       None(1)        4%         1%

 Maximum Sales Charge Imposed on
    Reinvested Dividends/Distributions         None          None       None

 Redemption Fee (as % of amount
    redeemed, if applicable)                   None          None       None

 Exchange Fee                                  None          None       None

-----------
(1) The redemption of Class A shares purchased at net asset value under the Large Order NAV Purchase Privilege may be subject to a contingent deferred sales charge of 1% during the first year and 0.50% during the second year.

Annual fund operating expenses: Expenses that are deducted from fund assets.

                                              Class A      Class B    Class C
                                              -------      -------    -------
  Management Fee                              0.70%         0.70%      0.70%
  Distribution (12b-1) Fees                   None          0.75%      0.75%
  Other Expenses                              1.04%         1.07%      1.55%
                                              -----         -----      -----
  Total Annual Fund Operating Expenses        1.74%         2.52%      3.00%

For the fiscal year ended August 31, 1998, the fund received reimbursement in the amount of 0.50%, 0.40% and 0.91% for Class A, B and C shares, respectively. As a result, actual total fund operating expenses were 1.24%, 2.12% and 2.09% for Class A, B and C shares, respectively. The investment manager has agreed to continue to waive 0.25% of its management fee until December 31, 1999. The information contained in the above table and the example below reflects the expenses of the fund without taking into account any applicable fee waivers and/or reimbursements.

Example

This example is to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This example illustrates the impact of the above fees and expenses on an account with an initial investment of $10,000, based on the expenses shown above. It assumes a 5% annual return, the reinvestment of all dividends and distributions and "annual fund operating expenses" remaining the same each year. The example is hypothetical: actual fund expenses and returns vary from year to year, and may be higher or lower than those shown.


                                                  Kemper Classic Growth Fund  15

Fees and expenses if you sold shares after:

                               Class A            Class B             Class C
                               -------            -------             -------
  1 Year                         $742                $665               $405
  3 Years                      $1,091              $1,107               $927
  5 Years                      $1,464              $1,567             $1,577
  10 Years                     $2,509                 N/A             $3,318

Fees and expenses if you did not sell your shares:

                               Class A            Class B             Class C
                               -------            -------             -------
  1 Year                         $742                $255               $303
  3 Years                      $1,091                $785               $927
  5 Years                      $1,464              $1,340             $1,577
  10 Years                     $2,509                 N/A             $3,318

Principal strategies and investments

Under normal market conditions, the fund invests primarily in a diversified portfolio of common stocks which the investment manager believes offer above-average appreciation potential, while offering the potential for less share price volatility than other growth mutual funds.

In seeking such investments, the investment manager focuses its investments in high quality, medium- to large-sized U.S. companies with leading competitive positions. Using in-depth fundamental company research, along with proprietary financial quality, stock rating and risk measures, the investment manager looks for companies with:

o    strong and sustainable earnings growth

o    solid management with a proven ability to add value over time

o    reasonable stock market valuations.

These companies often have important business franchises, leading products, services or technologies, or dominant marketing and distribution systems.

The fund employs a three-step process designed to help identify attractive growth stocks. The fund's management team begins with a universe of quality companies with market capitalizations greater than $2 billion. Then they narrow the universe using fundamental and quantitative analysis to rank stocks based on several factors including:

o strong fundamentals -- include stocks of companies that they believe have the ability to deliver consistent earnings growth

o attractive valuations -- identify stocks that they believe are priced attractively based on expectations for the company's growth prospects

o attractive share price performance -- a proven ability to create value for shareholders over time.


16  Kemper Classic Growth Fund

The fund allocates its investments among different industries and companies, and adjusts its portfolio securities based on long-term investment considerations as opposed to short-term trading. The fund emphasizes U.S. investments, although it can commit a portion of its assets to the equity securities of foreign growth companies that meet the criteria applicable to domestic investments.

For temporary defensive purposes, the fund may invest up to 100% of its assets in short-term high-grade debt securities, cash and cash equivalents. Because this defensive policy differs from the fund's investment objective, the fund may not achieve its goal during a defensive period.

While not principal investments or strategies of the fund, the fund may utilize other investments and investment techniques which may impact fund performance, including options, futures and other strategic transactions. The fund is limited to 5% of net assets for initial margin and premium amounts on futures positions considered speculative by the Commodities Futures Trading Commission.

More information about these and other investments and strategies is provided in the Statement of Additional Information. Of course, there can be no guarantee that by following these investment strategies, the fund will achieve its objective.

Additional principal risks

Foreign investing risk. Investing in foreign securities, and to a greater extent emerging markets, involves risks in addition to those associated with investing in securities in the U.S. To the extent that investments are denominated in foreign currencies, adverse changes in the values of foreign currencies may have a significant negative effect on any returns from these investments. Investing in foreign securities exposes the fund to an increased risk of political and economic instability.

Other risks of investing in foreign securities include: limited information, higher brokerage costs, different accounting standards and thinner trading markets as compared to U.S. markets.


                                                  Kemper Classic Growth Fund  17

KEMPER GROWTH FUND

Investment objective and principal strategies

Kemper Growth Fund seeks growth of capital through professional management and diversification of investments in securities that the investment manager believes have the potential for capital appreciation. Except as otherwise indicated, the fund's investment objective and policies may be changed without a vote of shareholders. The fund invests primarily in a diversified portfolio of large-capitalization U.S. common stocks of companies that the investment manager believes have above-average growth prospects. Companies in which the fund invests generally are similar in size to those included in the Russell 1000 Growth Index -- a widely used benchmark of larger stock performance. To select securities with the potential for high growth, the investment manager evaluates a variety of factors, historic and projected earnings rates, stock prices, company balance sheets and fundamentals. The investment manager seeks stocks that are reasonably priced relative to its analysis for their growth potential.

The fund may be appropriate for investors who are seeking to add a more aggressive core equity holding.

Principal risks

The fund's principal risks are associated with investing in the stock market, equity and growth investing, the investment manager's skill in managing the fund's portfolio and inflation risk. You will find a discussion of these risks under "Growth Stock Investing" at the front of this prospectus.

Management Style. If the growth stocks the fund invests in do not produce the expected earnings growth, their share price may drop and the fund's net asset value would decline.

Past performance

The chart and table below provide some indication of the risks of investing in the fund by illustrating how the fund has performed from year to year, and comparing this information to a broad measure of market performance. Of course, past performance is not necessarily an indication of future performance.

The information provided in the chart is for Class A shares, and does not reflect sales charges, which reduce return.


18  Kemper Growth Fund

Total returns for years ended December 31

[The information below was represented by a bar graph in the printed materials.]

 1989    1990    1991    1992    1993    1994    1995    1996    1997    1998
 ----    ----    ----    ----    ----    ----    ----    ----    ----    ----

30.75%   3.86%  66.85%  -1.56%   1.63%  -5.91%  31.87%  16.34%  16.80%  14.22%

For the period included in the bar chart, the fund's highest return for a calendar quarter was 27.57% (the fourth quarter of 1998), and the fund's lowest return for a calendar quarter was -22.18% (the third quarter of 1998).

Average Annual Total Returns

  For periods ended                                                Russell 1000
  December 31, 1998         Class A     Class B      Class C       Growth Index
  -----------------         -------     -------      -------       ------------
  One Year                   7.64%       9.98%       13.37%          38.71%
  Five Years                12.67%        --           --            25.70%
  Ten Years                 15.19%        --           --            20.57%
  Since Class Inception**   12.78%       14.96%      15.44%            *

-----------
* Index returns for the life of each class: 29.05% (5/31/94) for Class B and Class C shares. The index was not in existence on the A shares' inception date.

** Inception dates for Class A, B and C shares are 4/4/66, 5/31/94 and 5/31/94, respectively.

The Russell 1000 Growth Index is an unmanaged index comprised of common stocks of larger U.S. companies with greater than average growth orientation and represents the universe of stocks from which "earnings/growth" money managers typically select. Index returns assume reinvestment of dividends and, unlike the fund's returns, do not reflect any fees or expenses.

Fee and expense information

The following information is designed to help you understand the fees and expenses that you may pay if you buy and hold shares of the fund. Each class of shares has a different set of transaction fees, which will vary based on the length of time you hold shares in the fund and the amount of your investment. You will find details about fee discounts and waivers in the Buying shares and Choosing a share class -- Special features sections of this prospectus.

                                                          Kemper Growth Fund  19

Shareholder fees: Fees paid directly from your investment.

                                              Class A      Class B     Class C
                                              -------      -------     -------
 Maximum Sales Charge (Load) Imposed
    on Purchases (as % of offering price)      5.75%         None        None

 Maximum Deferred Sales Charge
    (Load) (as % of redemption proceeds)       None(1)        4%          1%

 Maximum Sales Charge (Load) Imposed
    on Reinvested Dividends/Distributions      None          None        None

 Redemption Fee (as % of amount
    redeemed, if applicable)                   None          None        None

 Exchange Fee                                  None          None        None

-----------
(1) The redemption of Class A shares purchased at net asset value under the Large Order NAV Purchase Privilege may be subject to a contingent deferred sales charge of 1% during the first year and 0.50% during the second year.

Annual fund operating expenses: Expenses that are deducted from fund assets.

                                              Class A      Class B     Class C
                                              -------      -------     -------
  Management Fee                               0.54%        0.54%       0.54%
  Distribution (12b-1) Fees                    None         0.75%       0.75%
  Other Expenses                               0.50%        0.85%       0.69%
                                               -----        -----       -----
  Total Annual Fund Operating Expenses         1.04%        2.14%       1.98%

Example

This example is to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This example illustrates the impact of the above fees and expenses on an account with an initial investment of $10,000, based on the expenses shown above. It assumes a 5% annual return, the reinvestment of all dividends and distributions and "annual fund operating expenses" remaining the same each year. The example is hypothetical: actual fund expenses and returns vary from year to year, and may be higher or lower than those shown. The example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges were included, your costs would be higher.

Fees and expenses if you sold shares after:

                         Class A              Class B             Class C
                         -------              -------             -------
  1 Year                   $675                 $617                 $301
  3 Years                  $887                 $970                 $621
  5 Years                $1,116               $1,349               $1,068
  10 Years               $1,773               $1,932               $2,306


20  Kemper Growth Fund

Fees and expenses if you did not sell your shares:

                         Class A              Class B              Class C
                         -------              -------              -------
  1 Year                   $675                 $217                 $201
  3 Years                  $887                 $670                 $621
  5 Years                $1,116               $1,149               $1,068
  10 Years               $1,773               $1,932               $2,306

Principal strategies and investments

In seeking to achieve its objective, the fund will invest primarily in equity securities that the fund's investment manager believes offer the potential for increasing the fund's total asset value.

Some of the factors the fund's portfolio management team will consider in making its investments are:

o    patterns of increasing growth in sales and earnings;

o    the development of new or improved products or services;

o    favorable outlooks for growth in the industry;

o    the probability of increased operating efficiencies;

o    emphasis on research and development;

o    cyclical conditions; and

o other signs that a company is expected to show greater than average capital appreciation and earnings growth.

In seeking to obtain capital appreciation, the investment manager seeks reasonably priced securities that it believes have the potential to appreciate at an above-average rate, relative to the stock market as a whole. The investment manager anticipates making purchases and sales on the basis of valuations and fundamentals. The fund attempts to identify under-valued situations that it anticipates will appreciate over a longer time period. However, because the valuations of growth-style securities may change more rapidly than the valuations of other types of investments, the investment manager expects to hold certain securities for a shorter period of time (that is, under a year). The fund will emphasize fundamental research to select securities.

The fund's investment policy may involve a higher level of risk than is inherent in other types of investments. Since any income received from such securities will be entirely incidental, an investor should not consider a purchase of fund shares to be a complete investment program.

A stock is typically sold when, in the opinion of the portfolio manager, (i) the stock has reached its fair market value, or (ii) the company's fundamentals have deteriorated.

Although the fund does not presently intend to do so, it may invest up to 25% of its total assets in foreign securities.


                                                          Kemper Growth Fund  21

Because the fund may engage in active and frequent trading of portfolio securities, the fund may have higher transaction costs that would affect the fund's performance over time. In addition, shareholders may incur taxes on any realized capital gains.

For temporary defensive purposes, the fund may invest up to 100% of its assets in short-term high-grade debt securities, cash and cash equivalents. Because this defensive policy differs from the fund's investment objective, the fund may not achieve its goals during a defensive period.

While not principal investments or strategies of the fund, the fund may utilize other investments and investment techniques that may impact fund performance, including options, futures and other strategic transactions.

More information about investments and strategies is provided in the Statement of Additional Information. Of course, there can be no guarantee that by following these strategies, the fund will achieve its objective.

Additional risk

Foreign Investing. Investing in foreign securities, and to a greater extent emerging markets, involves risks in addition to those associated with investing in securities in the U.S. To the extent that investments are denominated in foreign currencies, adverse changes in the values of foreign currencies may have a significant negative effect on any returns from these investments. Investing in foreign securities exposes the fund to an increased risk of political and economic instability.

Other risks of investing in foreign securities include: limited information, higher brokerage costs, different accounting standards and thinner trading markets as compared to U.S. markets.


22  Kemper Growth Fund

KEMPER SMALL CAPITALIZATION EQUITY FUND

Investment objective and principal strategies

Kemper Small Capitalization Equity Fund seeks maximum appreciation of investors' capital. Current income will not be a significant factor. Except as otherwise indicated, the fund's investment objective and policies may be changed without a vote of shareholders.

The fund invests primarily in a diversified portfolio of domestic small company stocks that the investment manager believes have the potential for long-term capital growth. Companies in which the fund invests generally are similar in size to those included in the Russell 2000 Index -- a widely used benchmark of small stock performance. To select securities, the investment manager evaluates a variety of factors, including historic earnings growth, projected earnings growth, return on equity, debt to capital ratios, and company fundamentals. The investment manager seeks attractive areas for investment opportunity arising from such factors as technological advances, new marketing methods, and changes in the economy and population.

The fund may be a good choice for investors seeking to add the growth potential of small company stocks to a diversified portfolio and for investors who wish to balance existing large capitalization holdings.

Principal risks

The fund's principal risks are associated with investing in the stock market, equity and growth investing, the investment manager's skill in managing the fund's portfolio, and inflation risk. You will find a discussion of these under "Growth Stock Investing" at the front of this prospectus.

Management Style. The fund's investment focus on smaller companies involves greater risk than a fund that invests primarily in larger, more established companies.

Small Company Risk. While small company stocks have historically outperformed large company stocks, they also have been subject to greater investment risk. The risks generally associated with small companies include more limited product lines, markets and financial resources, lack of management depth or experience, dependency on key personnel and vulnerability to adverse market and economic developments. Accordingly, the prices of small company stocks tend to be more volatile than prices of large company stocks. Further, the prices of small company stocks are often adversely affected by limited trading volumes and the lack of publicly available information.

Also, because small companies normally have fewer shares outstanding and these shares generally trade less frequently than large companies, it may be more difficult for the fund to buy and sell significant amounts of small company shares without having an unfavorable impact on the shares' stock market price.


                                     Kemper Small Capitalization Equity Fund  23

Past performance

The chart and table below provide some indication of the risks of investing in the fund by illustrating how the fund has performed from year to year, and comparing this information to a broad measure of market performance. Of course, past performance is not necessarily an indication of future performance.

The information provided in the chart is for Class A shares, and does not reflect sales charges, which reduce return.

Total returns for years ended December 31

[The information below was represented by a bar graph in the printed materials.]

 1989    1990    1991    1992    1993    1994    1995    1996    1997    1998
 ----    ----    ----    ----    ----    ----    ----    ----    ----    ----

26.13%  -5.22%  69.01%  -0.12%  16.79%  -3.31%  31.17%  14.09%  20.47%  -3.10%

For the period included in the bar chart, the fund's highest return for a calendar quarter was 24.87% (the first quarter of 1991), and the fund's lowest return for a calendar quarter was ?27.85% (the fourth quarter of 1998).

Average Annual Total Returns

  For periods ended                                                   Russell
  December 31, 1998          Class A      Class B      Class C      2000 Index
  -----------------          -------      -------      -------      ----------
  One Year                   -8.69%       -6.88%       -3.60%         -2.55%
  Five Years                  9.76%          --           --          16.40%
  Ten Years                  14.17%          --           --          15.77%
  Since Class Inception**    12.18%       11.87%       12.30%            *

-----------
* Index returns for the life of each class: 13.81% (5/31/94) for Class B and Class C shares. The Index was not in existence on the A shares' inception date.

** Inception dates for Class A, B and C shares are 2/20/69, 5/31/94 and 5/31/94, respectively.

The Russell 2000 Index is an unmanaged capitalization-weighted measure of approximately 2000 small U.S. stocks. Index returns assume reinvestment of dividends and, unlike the fund's returns, do not reflect any fees or expenses.

Fee and expense information

The following information is designed to help you understand the fees and expenses that you may pay if you buy and hold shares of the fund. Each class


24 Kemper Small Capitalization Equity Fund of shares has a different set of transaction fees, which will vary based on the length of time you hold shares in the fund and the amount of your investment. You will find details about fee discounts and waivers in the Buying shares and Choosing a share class -- Special features sections of this prospectus.

Shareholder fees: Fees paid directly from your investment.

                                              Class A      Class B      Class C
                                              -------      -------      -------
 Maximum Sales Charge (Load)
    Imposed on Purchases (as % of
    offering price)                            5.75%         None         None

 Maximum Deferred Sales Charge
    (Load) (as % of redemption proceeds)       None(1)        4%           1%

 Maximum Sales Charge (Load)
    Imposed on Reinvested
    Dividends/Distributions                    None          None         None

 Redemption Fee (as % of amount
    redeemed, if applicable)                   None          None         None

 Exchange Fee                                  None          None         None

-----------
(1) The redemption of Class A shares purchased at net asset value under the Large Order NAV Purchase Privilege may be subject to a contingent deferred sales charge of 1% during the first year and 0.50% during the second year.

Annual fund operating expenses: Expenses that are deducted from fund assets.

                                              Class A      Class B      Class C
                                              -------      -------      -------
  Management Fee                               0.36%        0.36%        0.36%
  Distribution (12b-1) Fees                    None         0.75%        0.75%
  Other Expenses                               0.54%        1.03%        0.95%
                                               -----        -----        -----
  Total Annual Fund Operating Expenses         0.90%        2.14%        2.06%

Example

This example is to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This example illustrates the impact of the above fees and expenses on an account with an initial investment of $10,000, based on the expenses shown above. It assumes a 5% annual return, the reinvestment of all dividends and distributions and "annual fund operating expenses" remaining the same each year. The example is hypothetical: actual fund expenses and returns vary from year to year, and may be higher or lower than those shown. The example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges were included, your costs would be higher.


                                     Kemper Small Capitalization Equity Fund  25

Fees and expenses if you sold shares after:

                         Class A              Class B              Class C
                         -------              -------              -------
  1 Year                   $662                 $617                 $309
  3 Years                  $845                 $970                 $646
  5 Years                $1,045               $1,349               $1,108
  10 Years               $1,619               $1,862               $2,390

Fees and expenses if you did not sell your shares:

                         Class A              Class B              Class C
                         -------              -------              -------
  1 Year                   $662                 $217                 $209
  3 Years                  $845                 $670                 $646
  5 Years                $1,045               $1,149               $1,108
  10 Years               $1,619               $1,862               $2,390

Principal strategies and investments

Under normal circumstances, the fund will invest at least 65% of its total assets in the equity securities of smaller companies, i.e., those having a market capitalization of $1 billion or less at the time of investment.

Many of these companies would be in the early stages of their life cycle.

Currently, the investment manager believes that investment opportunities may be found among the following types of companies:

o companies engaged in high growth fields such as electronics, medical technology, computer software and specialty retailing;

o companies having a significantly improved earnings outlook as the result of a changed economic environment, acquisitions, mergers, new management, changed corporate strategy or product innovation;

o companies supplying new or rapidly growing services to consumers and businesses in such fields as automation, data processing, communications, marketing and finance; and

o    companies with innovative concepts or ideas.

In the selection of investments, long-term capital appreciation will take precedence over short range market fluctuations. The fund does not intend to engage actively in trading for short-term profits, although it may occasionally make investments for short-term capital appreciation when such action is believed to be desirable and consistent with sound investment procedure.

A stock is typically sold when, in the opinion of the portfolio manager, (i) the stock has reached its fair market value and its appreciation potential is limited, or (ii) a company's fundamentals have deteriorated.

Because the fund may engage in active and frequent trading of portfolio securities, the fund may have higher transaction costs which would affect the fund's performance over time. In addition, shareholders may incur taxes on any realized capital gains.

Although the fund does not presently intend to do so, it may invest up to 25% of its total assets in foreign securities.


26  Kemper Small Capitalization Equity Fund

For temporary defensive purposes, the fund may invest up to 100% of its assets in short-term high-grade debt securities, cash and cash equivalents. Because this defensive policy differs from the fund's investment objective, the fund may not achieve its goals during a defensive period.

While not principal investments or strategies of the fund, the fund may utilize other investments and investment techniques that may impact fund performance, including options, futures and other strategic transactions.

More information about investments and strategies is provided in the Statement of Additional Information. Of course, there can be no guarantee that by following these strategies, the fund will achieve its objective.

Additional risk

Foreign Investing. Investing in foreign securities, and to a greater extent emerging markets, involves risks in addition to those associated with investing in securities in the U.S. To the extent that investments are denominated in foreign currencies, adverse changes in the values of foreign currencies may have a significant negative effect on any returns from these investments. Investing in foreign securities exposes the fund to an increased risk of political and economic instability.

Other risks of investing in foreign securities include: limited information, higher brokerage costs, different accounting standards and thinner trading markets as compared to U.S. markets.


                                     Kemper Small Capitalization Equity Fund  27

KEMPER TECHNOLOGY FUND

Investment objective and principal strategies

Kemper Technology Fund seeks growth of capital. Except as otherwise indicated, the fund's investment objective and policies may be changed without a vote of shareholders.

The fund invests primarily in domestic common stocks of companies in the technology sector which the investment manager expects to benefit from technological advances and improvements, with an emphasis on the securities of companies that the investment manager believes have potential for long-term capital growth. The investment manager considers a variety of factors in selecting securities, including historic earnings growth, earnings growth estimates, stock price, balance sheets, and company fundamentals.

Receipt of income from such securities will be entirely incidental.

The fund may be a good choice for more aggressive investors seeking to pursue maximum capital appreciation.

Principal risks

The fund's principal risks are associated with investing in the stock market, equity and growth investing, the investment manager's skill in managing the fund's portfolio and inflation risk. You will find a discussion of these risks under "Growth Stock Investing" at the front of this prospectus.

Management Style. Because many of the companies benefiting from technological advances are smaller in size, the fund involves greater risk than a fund that invests primarily in larger, more established companies. Also, emphasis by the fund on technology companies involves greater risk than investment in a broader range of sectors and securities.

Sector Investing. The fund emphasizes technology companies, therefore to the extent that the fund focuses its investments in a market sector, financial, business and other developments affecting issuers in that sector may have a greater effect on the fund than if it had not focused its assets in that sector. In addition, an investment in the fund may involve significantly greater risks and greater volatility than a diversified equity mutual fund that is invested in issuers in various sectors or industries. The fund is subject to the risk that a particular group of related stocks will decline in price due to sector-specific developments.

Past performance

The chart and table below provide some indication of the risks of investing in the fund by illustrating how the fund has performed from year to year, and comparing this information to a broad measure of market performance. Of course, past performance is not necessarily an indication of future performance.

The information provided in the chart is for Class A shares, and does not reflect sales charges, which reduce return.


28  Kemper Technology Fund

Total returns for years ended December 31

[The information below was represented by a bar graph in the printed materials.]

 1989    1990    1991    1992    1993    1994    1995    1996    1997    1998
 ----    ----    ----    ----    ----    ----    ----    ----    ----    ----

24.81%   0.44%  44.35%  -1.19%  11.69%  11.35%  42.77%  20.60%   7.11%  43.59%

For the period included in the bar chart, the fund's highest return for a calendar quarter was 37.51% (the fourth quarter of 1998), and the fund's lowest return for a calendar quarter was ?16.80% (the third quarter of 1990).

Average Annual Total Returns

  For periods ended                                              Russell 1000
  December 31, 1998         Class A     Class B      Class C     Growth Index
  -----------------         -------     -------      -------     -------------
  One Year                  35.31%       39.17%      42.78%         38.71%
  Five Years                22.69%         --           --          25.70%
  Ten Years                 18.69%         --           --          20.57%
  Since Class Inception**   13.60%       25.61%      26.06%           *

-----------
* Index returns for the life of each class: 29.05% (5/31/94) for Class B and Class C shares. The Index was not in existence on the A shares' inception date.

** Inception dates for Class A, B and C shares are 9/7/48, 5/31/94 and 5/31/94, respectively.

The Russell 1000 Growth Index is an unmanaged index comprised of common stocks of larger U.S. companies with greater than average growth orientation and represents the universe of stocks from which "earnings/growth" money managers typically select. Index returns assume reinvestment of dividends and, unlike the fund's returns, do not reflect any fees or expenses.

Fee and expense information

The following information is designed to help you understand the fees and expenses that you may pay if you buy and hold shares of the fund. Each class of shares has a different set of transaction fees, which will vary based on the length of time you hold shares in the fund and the amount of your investment. You will find details about fee discounts and waivers in the Buying shares and Choosing a share class -- Special features sections of this prospectus.


                                                      Kemper Technology Fund  29

Shareholder fees: Fees paid directly from your investment.

                                              Class A      Class B     Class C
                                              -------      -------     -------
 Maximum Sales Charge (Load)
    Imposed on Purchases (as % of
    offering price)                            5.75%         None        None

 Maximum Deferred Sales Charge
    (Load) (as % of redemption proceeds)       None(1)        4%          1%

 Maximum Sales Charge (Load)
    Imposed on Reinvested
    Dividends/Distributions                    None          None        None

 Redemption Fee (as % of amount
    redeemed, if applicable)                   None          None        None

 Exchange Fee                                  None          None        None

-----------
1 The redemption of Class A shares purchased at net asset value under the Large Order NAV Purchase Privilege may be subject to a contingent deferred sales charge of 1% during the first year and 0.50% during the second year.

Annual fund operating expenses: Expenses that are deducted from fund assets.

                                              Class A      Class B     Class C
                                              -------      -------     -------
  Management Fee                               0.55%        0.55%       0.55%
  Distribution (12b-1) Fees                    None         0.75%       0.75%
  Other Expenses                               0.37%        0.55%       0.51%
                                               -----        -----       -----
  Total Annual Fund Operating Expenses         0.92%        1.85%       1.81%

Example

This example is to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This example illustrates the impact of the above fees and expenses on an account with an initial investment of $10,000, based on the expenses shown above. It assumes a 5% annual return, the reinvestment of all dividends and distributions and "annual fund operating expenses" remaining the same each year. The example is hypothetical: actual fund expenses and returns vary from year to year, and may be higher or lower than those shown. The example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges were included, your costs would be higher.

Fees and expenses if you sold shares after:

                         Class A              Class B              Class C
                         -------              -------              -------
  1 Year                   $663                 $588                 $284
  3 Years                  $851                 $882                 $569
  5 Years                $1,055               $1,201                 $980
  10 Years               $1,641               $1,701               $2,127


30  Kemper Technology Fund

Fees and expenses if you did not sell your shares:

                         Class A              Class B              Class C
                         -------              -------              -------
  1 Year                   $663                 $188                 $184
  3 Years                  $851                 $582                 $569
  5 Years                $1,055               $1,001                 $980
  10 Years               $1,641               $1,701               $2,127

Principal strategies and investments

The fund invests principally in the common stock of companies in the technology sector. Technology companies include those whose processes, products or services, in the judgment of the investment manager, are or may be expected to significantly benefit from scientific developments and the application of technical advances in industry, manufacturing and commerce. This investment policy permits the investment manager to seek stocks having superior growth potential in virtually any industry in which they may be found. Examples of the types of industries the fund may invest in are:

o    aerospace;

o    electronics;

o    genetic engineering;

o    geology;

o    information sciences (including computers and computer software);

o    medicine (including pharmacology, biotechnology and biophysics); and

o    oceanography.

A stock is typically sold when, in the opinion of the portfolio manager, (i) the stock has reached its fair market value and its appreciation potential is limited, or (ii) a company's fundamentals have deteriorated.

Although the fund does not presently intend to do so, it may invest up to 25% of its total assets in foreign securities.

Because the fund may engage in active and frequent trading of portfolio securities, the fund may have higher transaction costs which would affect the the fund's performance over time. In addition, shareholders may incur taxes on any realized capital gains.

For temporary defensive purposes, the fund may invest up to 100% of its assets in short-term high-grade debt securities, cash and cash equivalents. Because this defensive policy differs from the fund's investment objective, the fund may not achieve its goals during a defensive period.

While not principal investments or strategies of the fund, the fund may utilize other investments and investment techniques that may impact fund performance, including options, futures and other strategic transactions.

More information about investments and strategies is provided in the Statement of Additional Information. Of course, there can be no guarantee that by following these strategies, the fund will achieve its objective.


                                                      Kemper Technology Fund  31

Additional risks

Small company risk. While small company stocks have historically outperformed large company stocks, they also have been subject to greater investment risk. The risks generally associated with small companies include more limited product lines, markets and financial resources, lack of management depth or experience, dependency on key personnel and vulnerability to adverse market and economic developments. Accordingly, the prices of small company stocks tend to be more volatile than prices of large company stocks. Further, the prices of small company stocks are often adversely affected by limited trading volumes and the lack of publicly available information.

Also, because small companies normally have fewer shares outstanding and these shares generally trade less frequently than large companies, it may be more difficult for the fund to buy and sell significant amounts of small company shares without having an unfavorable impact on the shares' stock market price.

Foreign Investing. Investing in foreign securities, and to a greater extent emerging markets, involves risks in addition to those associated with investing in securities in the U.S. To the extent that investments are denominated in foreign currencies, adverse changes in the values of foreign currencies may have a significant negative effect on any returns from these investments. Investing in foreign securities exposes the fund to an increased risk of political and economic instability.

Other risks of investing in foreign securities include: limited information, higher brokerage costs, different accounting standards and thinner trading markets as compared to U.S. markets.


32  Kemper Technology Fund

KEMPER TOTAL RETURN FUND

Investment objective and principal strategies

Kemper Total Return Fund seeks the highest total return, a combination of income and capital appreciation, consistent with reasonable risk. Except as otherwise indicated, the fund's investment objective and policies may be changed without a vote of shareholders.

The fund's investments will normally consist of domestic equity and fixed income securities. The percentage of assets invested in specific categories of fixed income and equity securities will vary from time to time depending upon the judgment of the fund's portfolio management team as to general market and economic conditions, trends in yields and interest rates and changes in fiscal or monetary policies. In pursuit of capital appreciation, the investment manager seeks growth-oriented, quality stocks of companies of any size that it believes are attractively priced and have strong fundamentals. The fund also emphasizes current income in seeking its objective. Fixed income investments may be of any rating, and may include lower-rated high yield/high risk securities.

Because the fund invests in both stocks and bonds, it may be a good choice for investors seeking diversification in a single fund. The fund may be an appropriate choice for more conservative equity investors. The balanced approach of the fund may also appeal to investors who are interested in pursuing income and capital appreciation.

Principal risks

The fund's principal risks are associated with investing in the stock market, equity and growth investing, the investment manager's skill in managing the fund's portfolio and inflation risk. You will find a discussion of these risks under "Growth Stock Investing" at the front of this prospectus.

Management Style. To the extent that the fund invests in both stocks and bonds to seek to moderate share price volatility compared with other growth stock mutual funds, the fund may underperform in markets that favor more aggressive growth stock funds.

Interest Rates. Interest rate risk is the risk that the value of a fund's investments will go down when interest rates rise. Normally the value of a fund's investments varies inversely with changes in interest rates so that in periods of rising interest rates, the value of a fund's portfolio declines.

Maturity. Generally, longer-term securities are more susceptible to changes in value as a result of interest-rate changes than are shorter-term securities.

Credit Risk. Credit risk refers to the risk that an issuer of a bond may default with respect to the payment of principal and interest. The lower a bond is rated, the more it is considered to be a speculative or risky investment.

Prepayment Risk. Prepayment risk is commonly associated with pooled debt securities, such as mortgage-backed securities and asset-backed securities, but may affect other debt securities as well. When the underlying debt obligations


                                                    Kemper Total Return Fund  33
are prepaid ahead of schedule, the return on the security will be lower than expected. Prepayment rates usually increase when interest rates are falling.

High Yield, Fixed Income Securities. Investments in high yield securities (often referred to as "junk bonds") are more likely to be affected by negative developments relating to their issuer or industry, and entail relatively greater risk of loss of income and principal than investments in higher rated securities. Market prices of high yield securities may fluctuate more than market prices of higher rated securities.

Past performance

The chart and table below provide some indication of the risks of investing in the fund by illustrating how the fund has performed from year to year, and comparing this information to a broad measure of market performance. Of course, past performance is not necessarily an indication of future performance.

The information provided in the chart is for Class A shares, and does not reflect sales charges, which reduce return.

Total returns for years ended December 31

[The information below was represented by a bar graph in the printed materials.]

 1989    1990    1991    1992    1993    1994    1995    1996    1997    1998
 ----    ----    ----    ----    ----    ----    ----    ----    ----    ----

19.83%   4.11%  40.16%   2.49%  11.59%  -9.18%  25.80%  16.25%  19.14%  15.91%

For the period included in the bar chart, the fund's highest return for a calendar quarter was 17.08% (the first quarter of 1991), and the fund's lowest return for a calendar quarter was ?9.82% (the third quarter of 1990).


34  Kemper Total Return Fund

Average Annual Total Returns

  For periods ended                                               Russell 1000
  December 31, 1998          Class A      Class B      Class C    Growth Index
  -----------------          -------      -------      -------    ------------
  One Year                    9.21%       11.68%       14.79%        38.71%
  Five Years                 11.57%          --           --         25.70%
  Ten Years                  13.20%          --           --         20.57%
  Since Class Inception**    12.00%       14.39%       14.77%           *

-----------
* Index returns for the life of each class: 29.05% (5/31/94) for Class B and C shares. The Index was not in existence on the Class A shares' inception date.

** Inception dates for Class A, B and C shares are 3/2/64, 5/31/94 and 5/31/94, respectively.

The Russell 1000 Growth Index is an unmanaged index comprised of common stocks of larger U.S. companies with greater than average growth orientation and represents the universe of stocks from which "earnings/growth" money managers typically select. Index returns assume reinvestment of dividends and, unlike the fund's returns, do not reflect any fees or expenses.

Fee and expense information

The following information is designed to help you understand the fees and expenses that you may pay if you buy and hold shares of the fund. Each class of shares has a different set of transaction fees, which will vary based on the length of time you hold shares in the fund and the amount of your investment. You will find details about fee discounts and waivers in the Buying shares and Choosing a share class -- Special features sections of this prospectus.

Shareholder fees: Fees paid directly from your investment.

                                              Class A      Class B      Class C
                                              -------      -------      -------
 Maximum Sales Charge (Load)
    Imposed on Purchases (as % of
    offering price)                            5.75%         None         None

 Maximum Deferred Sales Charge
    (Load) (as % of redemption proceeds)       None(1)        4%           1%

 Maximum Sales Charge (Load)
    Imposed on Reinvested
    Dividends/Distributions                    None          None         None

 Redemption Fee (as % of amount
    redeemed, if applicable)                   None          None         None

 Exchange Fee                                  None          None         None

-----------
(1) The redemption of Class A shares purchased at net asset value under the Large Order NAV Purchase Privilege may be subject to a contingent deferred sales charge of 1% during the first year and 0.50% during the second year.


                                                    Kemper Total Return Fund  35

Annual fund operating expenses: Expenses that are deducted from fund assets.

                                              Class A      Class B      Class C
                                              -------      -------      -------
  Management Fee                               0.53%        0.53%        0.53%
  Distribution (12b-1) Fees                    None         0.75%        0.75%
  Other Expenses                               0.48%        0.73%        0.62%
                                               -----        -----        -----
  Total Annual Fund Operating Expenses         1.01%        2.01%        1.90%

Example

This example is to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This example illustrates the impact of the above fees and expenses on an account with an initial investment of $10,000, based on the expenses shown above. It assumes a 5% annual return, the reinvestment of all dividends and distributions and "annual fund operating expenses" remaining the same each year. The example is hypothetical: actual fund expenses and returns vary from year to year, and may be higher or lower than those shown. The example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges were included, your costs would be higher.

Fees and expenses if you sold shares after:

                         Class A              Class B              Class C
                         -------              -------              -------
  1 Year                   $672                 $604                 $293
  3 Years                  $878                 $931                 $597
  5 Years                $1,101               $1,283               $1,026
  10 Years               $1,740               $1,841               $2,222

Fees and expenses if you did not sell your shares:

                         Class A              Class B              Class C
                         -------              -------              -------
  1 Year                   $672                 $204                 $193
  3 Years                  $878                 $631                 $597
  5 Years                $1,101               $1,083               $1,026
  10 Years               $1,740               $1,841               $2,222

Principal strategies and investments

The fund follows a highly flexible program of investing in common stocks and bonds in pursuit of its goal for total return.

The equity securities that the fund invests in are those that the investment manager believes are reasonably priced relative their earnings growth potential. To select stocks, the investment manager evaluates a variety of factors including historic and projected earnings growth, balance sheets and stock prices. The investment manager expects to follow a disciplined buy and sell strategy, in which proprietary research gathered from meetings with, among others, senior management of companies in which the fund invests, government experts and industry leaders plays an important role.


36  Kemper Total Return Fund

The fixed income securities the fund invests in include bonds and other debt securities (such as U.S. and foreign government securities and investment grade and high yield corporate obligations) and preferred stocks, some of which may have a call on common stocks through attached warrants or a conversion privilege. The fund may invest in high yield fixed income securities which are in the lower rating categories and those which are unrated. Thus, the fund could invest in some instruments considered by the rating services to have predominantly speculative characteristics. Investments in lower rated or non-rated securities, while generally providing greater income and opportunity for gain than investments in higher rated securities, entail greater risk of loss of income and principal. Currently, it is anticipated that the fund would invest less than 35% of its total assets in high yield fixed income securities.

The fund may invest up to 25% of its total assets in foreign securities.

For temporary defensive purposes, the fund may invest up to 100% of its assets in short-term high-grade debt securities, cash and cash equivalents. Because this defensive policy differs from the fund's investment objective, the fund may not achieve its goals during a defensive period.

While not principal investments or strategies of the fund, the fund may utilize other investments and investment techniques that may impact fund performance, including options, futures and other strategic transactions.

More information about investments and strategies is provided in the Statement of Additional Information. Of course, there can be no guarantee that by following these strategies, the fund will achieve its objective.

Additional risks

High Yield Securities. High yield, fixed income securities (commonly referred to as "junk bonds") have widely varying characteristics and quality. These lower rated and non-rated fixed income securities are considered, on balance, to be predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation and generally will involve more credit risk than securities in the higher rating categories. The market values of these securities tend to reflect individual corporate developments to a greater extent than do those of higher rated securities, which react primarily to fluctuations in the general level of interest rates. Such lower rated securities also are more sensitive to economic conditions than are higher rated securities. Adverse publicity and investor perceptions regarding lower rated bonds, whether or not based on fundamental analysis, may depress the prices for such securities. These and other factors adversely affecting the market value of high yield securities will adversely affect the fund's net asset value. In addition, the fund may have difficulty disposing of certain junk bonds because they may have a thin trading market. Because not all dealers maintain markets in all high yield securities, the fund anticipates that such securities could be sold only to a limited number of dealers or institutional investors. The lack of a liquid secondary market may have an adverse effect on the market price and the fund's ability to dispose of particular issues and may also make it more difficult


                                                    Kemper Total Return Fund  37
for the fund to obtain accurate market quotations for purposes of valuing the fund's assets. Market quotations generally are available on many high yield issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales.

Foreign Investing. Investing in foreign securities, and to a greater extent emerging markets, involves risks in addition to those associated with investing in securities in the U.S. To the extent that investments are denominated in foreign currencies, adverse changes in the values of foreign currencies may have a significant negative effect on any returns from these investments. Investing in foreign securities exposes the fund to an increased risk of political and economic instability.

Other risks of investing in foreign securities include: limited information, higher brokerage costs, different accounting standards and thinner trading markets as compared to U.S. markets.


38  Kemper Total Return Fund

KEMPER VALUE+GROWTH FUND

Investment objective and principal strategies

Kemper Value+Growth Fund seeks growth of capital through a portfolio of growth and value stocks. A secondary objective of the fund is the reduction of risk over a full market cycle compared to a portfolio of only growth stocks or only value stocks. Except as otherwise indicated, the fund's investment objective and policies may be changed without a vote of shareholders.

The fund invests primarily in a diversified portfolio of U.S. common stocks. The investment manager combines value and growth stocks using sophisticated quantitative modeling. The fund may invest in the stocks of companies of any size, but focuses on the 1500 U.S. companies with the largest market capitalization. Typically companies in which the fund invests will have a market capitalization in excess of $1 billion.

Growth stocks are stocks of companies whose earnings per share are expected by the investment manager to grow faster than the market average. Growth stocks tend to trade at higher price-to-earnings (P/E) ratios than the general market, but the investment manager believes that the potential of such stocks for above average earnings more than justifies their price.

Value stocks are considered "bargain stocks" because they are perceived as undervalued, i.e., attractively priced in relation to their earnings potential (low P/E ratios). Value stocks typically have low P/E ratios and dividend yields higher than the average of the companies represented in the Standard & Poor's 500 Stock Index.

The fund may be appropriate for investors seeking to conveniently combine value stocks and growth stocks in a single fund.

Principal risks

The fund's principal risks are associated with investing in the stock market, equity and growth investing, the investment manager's skill in managing the fund's portfolio and inflation risk. You will find a discussion of these risks under "Growth Stock Investing" at the front of this prospectus.

Management Style. To the extent that the fund seeks to moderate share price volatility by investing in both value and growth stocks, the fund may underperform in markets that strongly favor pure growth or value funds.

Past performance

The chart and table below provide some indication of the risks of investing in the fund by illustrating how the fund has performed from year to year, and comparing this information to a broad measure of market performance. Of course, past performance is not necessarily an indication of future performance.

The information provided in the chart is for Class A shares, and does not reflect sales charges, which reduce return.


                                                    Kemper Value+Growth Fund  39

Total returns for years ended December 31

[The information below was represented by a bar graph in the printed materials.]

                          1996     1997      1998
                          ----     ----      ----

                         25.56%   24.52%    18.88%

For the period included in the bar chart, the fund's highest return for a calendar quarter was 20.66% (the fourth quarter of 1998), and the fund's lowest return for a calendar quarter was ?12.62% (the third quarter of 1998).

Average Annual Total Returns

  For periods ended                                               Russell 1000
  December 31, 1998          Class A      Class B      Class C        Index
  -----------------          -------      -------      -------        -----
  One Year                   12.04%       14.88%       17.80%         27.02%
  Five Years                    --           --           --            --
  Ten Years                     --           --           --            --
  Since Class Inception**    21.40%       22.26%       22.66%            *

-----------
* Index returns for the life of each class: 28.11% (10/31/95) for Class A, B and C shares.

**   Inception date for Class A, B and C shares is 10/16/95.

The Russell 1000 Index is an unmanaged capitalization-weighted price only index comprised of the largest capitalized U.S. companies whose common stocks are traded in the United States.

Index returns assume reinvestment of dividends and, unlike the fund's returns, do not reflect any fees or expenses.

Fee and expense information

The following information is designed to help you understand the fees and expenses that you may pay if you buy and hold shares of the fund. Each class of shares has a different set of transaction fees, which will vary based on the length of time you hold shares in the fund and the amount of your investment. You will find details about fee discounts and waivers in the Buying shares and Choosing a share class -- Special features sections of this prospectus.


40  Kemper Value+Growth Fund

Shareholder fees: Fees paid directly from your investment.

                                              Class A     Class B     Class C
                                              -------     -------     -------
 Maximum Sales Charge (Load)
    Imposed on Purchases (as % of
    offering price)                            5.75%        None        None

 Maximum Deferred Sales Charge
    (Load) (as % of redemption proceeds)       None(1)       4%          1%

 Maximum Sales Charge (Load)
    Imposed on Reinvested
    Dividends/Distributions                    None         None        None

 Redemption Fee (as % of amount
    redeemed, if applicable)                   None         None        None

 Exchange Fee                                  None         None        None

-----------
(1) The redemption of Class A shares purchased at net asset value under the Large Order NAV Purchase Privilege may be subject to a contingent deferred sales charge of 1% during the first year and 0.50% during the second year.

Annual fund operating expenses: Expenses that are deducted from fund assets.

                                              Class A     Class B     Class C
                                              -------     -------     -------
  Management Fee                               0.72%       0.72%       0.72%
  Distribution (12b-1) Fees                    None        0.75%       0.75%
  Other Expenses                               0.70%       0.80%       0.69%
                                               -----       -----       -----
  Total Annual Fund Operating Expenses         1.42%       2.27%       2.16%

Example

This example is to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This example illustrates the impact of the above fees and expenses on an account with an initial investment of $10,000, based on the expenses shown above. It assumes a 5% annual return, the reinvestment of all dividends and distributions and "annual fund operating expenses" remaining the same each year. The example is hypothetical: actual fund expenses and returns vary from year to year, and may be higher or lower than those shown. The example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges were included, your costs would be higher.

Fees and expenses if you sold shares after:

                         Class A              Class B              Class C
                         -------              -------              -------
  1 Year                   $711                 $630                 $319
  3 Years                  $999               $1,009                 $676
  5 Years                $1,307               $1,415               $1,159
  10 Years               $2,179               $2,195               $2,493


                                                    Kemper Value+Growth Fund  41

Fees and expenses if you did not sell your shares:

                         Class A              Class B              Class C
                         -------              -------              -------
  1 Year                   $711                 $230                 $219
  3 Years                  $999                 $709                 $676
  5 Years                $1,307               $1,215               $1,159
  10 Years               $2,179               $2,195               $2,493

Principal strategies and investments

Historically, the performance of growth and value stocks has tended to be counter-cyclical, that is, when one was in favor, the other was out of favor relative to the equity market in general. Through the allocation process, the investment manager will seek to weight the portfolio more heavily in the type of stocks that the fund's portfolio management team believes present greater return opportunities at the time.

The investment manager's Quantitative Research Department will use proprietary modeling techniques to determine the allocation between growth and value stocks in the fund's portfolio.

The neutral allocation between growth and value stocks would be 50%/50%. The allocation to growth or value may be up to 75% at any time. Allocation decisions are normally based upon long-term considerations. The investment manager expects that changes in the allocation would be gradual. There is no assurance that the allocation process will improve investment results.

To select individual securities, the investment manager uses additional quantitative models. Growth stocks and value stocks are evaluated according to style-specific models. By using multiple models, the investment manager seeks to create a portfolio where value and growth stocks are clearly delineated.

In managing the growth portion of the portfolio, the investment manager's proprietary quantitative models evaluate a variety of momentum factors. These include historical earnings growth, projected earnings growth, return on equity, debt to capital and other balance sheet data.

In managing the value portion of the portfolio, the investment manager's proprietary quantitative models evaluate a variety of valuation factors. These include price-to-earnings ratios, price-to-book ratios, price-to-cash flow, dividend growth rates, earnings estimates and growth rates, return on equity and other balance sheet data.

Although the fund does not presently intend to do so, it may invest up to 25% of its total assets in foreign securities.

For temporary defensive purposes, the fund may invest up to 100% of its assets in short-term high-grade debt securities, cash and cash equivalents. Because this defensive policy differs from the fund's investment objective, the fund may not achieve its goals during a defensive period.

While not principal investments or strategies of the fund, the fund may utilize other investments and investment techniques that may impact fund performance, including options, futures and other strategic transactions.


42  Kemper Value+Growth Fund

More information about investments and strategies is provided in the Statement of Additional Information. Of course, there can be no guarantee that by following these strategies, the fund will achieve its objective.

Additional risk

Foreign Investing. Investing in foreign securities, and to a greater extent emerging markets, involves risks in addition to those associated with investing in securities in the U.S. To the extent that investments are denominated in foreign currencies, adverse changes in the values of foreign currencies may have a significant negative effect on any returns from these investments. Investing in foreign securities exposes the fund to an increased risk of political and economic instability.

Other risks of investing in foreign securities include: limited information, higher brokerage costs, different accounting standards and thinner trading markets as compared to U.S. markets.


                                                    Kemper Value+Growth Fund  43

INVESTMENT MANAGER

The fund retains the investment management firm of Scudder Kemper Investments, Inc., Two International Place, Boston, MA, to manage their daily investment and business affairs subject to the policies established by the funds' Boards. Scudder Kemper Investments, Inc. actively manages the fund's investments. Professional management can be an important advantage for investors who do not have the time or expertise to invest directly in individual securities. Scudder Kemper Investments, Inc. is one of the largest and most experienced investment management organizations worldwide, managing more than $230 billion in assets globally for mutual fund investors, retirement and pension plans, institutional and corporate clients, and private family and individual accounts.

Each of the funds below pays Scudder Kemper Investments, Inc. a graduated monthly investment management fee. Fees paid for each fund's most recently completed fiscal year are shown below:

                                                    As a % of average
                                                     daily net assets
                                                     ----------------
 Kemper Blue Chip Fund                                    0.56%
 Kemper Classic Growth Fund*                              0.70%
 Kemper Growth Fund                                       0.54%
 Kemper Technology Fund                                   0.55%
 Kemper Total Return Fund                                 0.53%
 Kemper Value+Growth Fund                                 0.72%

-----------
* For Kemper Classic Growth Fund, the investment manager has agreed to waive 0.25% of its management fee until December 31, 1999.

The Kemper Aggressive Growth Fund and Kemper Small Capitalization Equity Fund pay Scudder Kemper Investments, Inc. an annual investment management fee (payable monthly) at the annual rate of 0.65% of the average daily net assets of each Fund. This Base Fee may be adjusted upward or downward on the basis of the investment performance of the Class A shares of each Fund relative to the performance of the Standard & Poor's 500 Composite Stock Price Index over a twelve-month period

The investment management fee for the Kemper Aggressive Growth Fund may range from 0.45% to 0.85% of the average daily net assets of the fund. The investment management fee for the Kemper Small Capitalization Equity Fund may range from 0.35% to 0.95% of the average daily net asset of the fund.

Investment management fees paid by Kemper Aggressive Growth Fund and Kemper Small Capitalization Equity Fund to Scudder Kemper Investments, Inc. for the most recently completed fiscal year are shown below:

                                            As a % of average daily net assets
                                            ----------------------------------
 Kemper Aggressive Growth Fund                            0.38%
 Kemper Small Capitalization Equity Fund                  0.36%


44  Investment Manager

PORTFOLIO MANAGEMENT

The following investment professionals are associated with the funds as indicated:

Kemper Aggressive Growth Fund

PORTFOLIO MANAGEMENT

The following investment professionals are associated with the funds as indicated:

Kemper Aggressive Growth Fund

 Name & Title              Joined the Fund     Background
--------------------------------------------------------------------------------
 Kurt R. Stalzer                 1997          Joined Scudder Kemper in 1997. He
 Lead Portfolio Manager                        began his investment career in
                                               1982. Prior to joining Scudder
                                               Kemper he was a Senior Portfolio
                                               Manager for an unaffiliated
                                               investment company.

 David H. Burshtan               1998          Joined Scudder Kemper in 1995. He
 Portfolio Manager                             began his investment career in
                                               1988. Prior to joining Scudder
                                               Kemper he was a Senior
                                               International Securities Analyst
                                               responsible for emerging markets
                                               at a trust company.
--------------------------------------------------------------------------------

Kemper Blue Chip Fund

 Name & Title              Joined the Fund     Background
--------------------------------------------------------------------------------
 Tracy McCormick                 1994          Joined Scudder Kemper in 1994.
 Lead Portfolio Manager                        She began her investment career
                                               in 1980. Prior to joining Scudder
                                               Kemper she was Senior Vice
                                               President and a Portfolio Manager
                                               at an unaffiliated investment
                                               management company.

 Steven H. Reynolds              1998          Joined Scudder Kemper in 1995. He
 Portfolio Manager                             began his investment career in
                                               1968. Prior to joining Scudder
                                               Kemper he was Senior Vice
                                               President and a Portfolio Manager
                                               at an unaffiliated investment
                                               management company.

 Gary A. Langbaum                1998          Joined Scudder Kemper in 1988. He
 Portfolio Manager                             began his investment career in
                                               1970. Prior to joining Scudder
                                               Kemper he was a Senior Research
                                               Analyst and Associate Director of
                                               Research at a banking trust
                                               company.

 Maureen P. Lentz                1998          Joined Scudder Kemper in 1994.
 Portfolio Manager                             She began her investment career
                                               in 1988. Prior to joining Scudder
                                               Kemper she worked as a systems
                                               and operations analyst for an
                                               unaffiliated insurance company.
--------------------------------------------------------------------------------


                                                          Investment Manager  45

Kemper Classic Growth Fund

 Name & Title              Joined the Fund     Background
--------------------------------------------------------------------------------
 William F. Gadsden              1996          Joined Scudder Kemper in 1983. He
 Co-Lead Portfolio                             began his investment career in
 Manager                                       1983. Prior to joining Scudder
                                               Kemper he worked for an
                                               international custodian bank.

 Bruce F. Beaty                  1996          Joined Scudder Kemper in 1991. He
 Co-Lead Portfolio                             began his investment career in
 Manager                                       1982. Prior to joining Scudder
                                               Kemper he worked for an
                                               unaffiliated insurance company.
--------------------------------------------------------------------------------

Kemper Growth Fund

 Name & Title              Joined the Fund     Background
--------------------------------------------------------------------------------
 Steven H. Reynolds              1998          Joined Scudder Kemper in 1995. He
 Lead Portfolio Manager                        began his investment career in
                                               1968. Prior to joining Scudder
                                               Kemper he was Senior Vice
                                               President and a Portfolio Manager
                                               at an unaffiliated investment
                                               management company.

 Tracy McCormick                 1994          Joined Scudder Kemper in 1994.
 Portfolio Manager                             She began her investment career
                                               in 1980. Prior to joining Scudder
                                               Kemper she was Senior Vice
                                               President and a Portfolio Manager
                                               at an unaffiliated investment
                                               management company.

 Gary A. Langbaum                1998          Joined Scudder Kemper in 1988. He
 Portfolio Manager                             began his investment career in
                                               1970. Prior to joining Scudder
                                               Kemper he was a Senior Research
                                               Analyst and Associate Director of
                                               Reserach at a banking trust
                                               company.

 Maureen P. Lentz                1998          Joined Scudder Kemper in 1994.
 Portfolio Manager                             She began her investment career
                                               in 1988. Prior to joining Scudder
                                               Kemper she worked as a systems
                                               and operations analyst for an
                                               unaffiliated insurance company.
--------------------------------------------------------------------------------


46  Investment Manager

Kemper Small Capitalization Equity Fund

 Name & Title              Joined the Fund     Background
--------------------------------------------------------------------------------
 Kurt R. Stalzer                 1997          Joined Scudder Kemper in 1997. He
 Lead Portfolio Manager                        began his investment career in
                                               1982. Prior to joining Scudder
                                               Kemper he was a Senior Portfolio
                                               Manager for an unaffiliated
                                               investment company.

 David H. Burshtan               1998          Joined Scudder Kemper in 1995. He
 Portfolio Manager                             began his investment career in
                                               1988. Prior to joining Scudder
                                               Kemper he was a Senior
                                               International Securities Analyst
                                               responsible for emerging markets
                                               at a trust company.
--------------------------------------------------------------------------------

Kemper Technology Fund

 Name & Title              Joined the Fund     Background
--------------------------------------------------------------------------------
 James B. Burkhart               1998          Joined Scudder Kemper in 1998. He
 Lead Portfolio Manager                        began his investment career in
                                               1970. Prior to joining Scudder
                                               Kemper he was an analyst and
                                               Portfolio Manager for a trust
                                               company.


 Tracy McCormick                 1998          Joined Scudder Kemper in 1994.
 Portfolio Manager                             She began her investment career
                                               in 1980. Prior to joining Scudder
                                               Kemper she was Senior Vice
                                               President and a Portfolio Manager
                                               at an unaffiliated investment
                                               management company.
--------------------------------------------------------------------------------

Kemper Total Return Fund

 Name & Title              Joined the Fund     Background
--------------------------------------------------------------------------------
 Gary A. Langbaum                1995          Joined Scudder Kemper in 1988. He
 Lead Portfolio Manager                        began his investment career in
                                               1970. Prior to joining Scudder
                                               Kemper he was a Senior Research
                                               Analyst and Associate Director of
                                               Reserach at a banking trust
                                               company.

 Tracy McCormick                 1998          Joined Scudder Kemper in 1994.
 Portfolio Manager                             She began her investment career
                                               in 1980. Prior to joining Scudder
                                               Kemper she was Senior Vice
                                               President and a Portfolio Manager
                                               at an unaffiliated investment
                                               management company.

 Stephen A. Wohler               1998          Joined Scudder Kemper in 1979.
 Portfolio Manager                             Since then he has served as
                                               portfolio manager for other
                                               affiliated mutual funds and has
                                               over 20 years of investment
                                               experience.
--------------------------------------------------------------------------------


                                                          Investment Manager  47

Kemper Value+Growth Fund

 Name & Title             Joined the Fund    Background
--------------------------------------------------------------------------------
 Philip S. Fortuna              1998         Joined Scudder Kemper in 1986.
 Lead Portfolio Manager                      Since then he has served as
                                             portfolio manager for other
                                             affiliated mutual funds and has
                                             over 15 years of investment
                                             experience.

 Karla D. Grant                 1998         Joined Scudder Kemper in 1997.
 Portfolio Manager                           She began her investment career
                                             in 1990. Prior to joining Scudder
                                             Kemper she served as Vice
                                             President for several independent
                                             asset management firms.

 Shahram Tajbakhsh              1998         Joined Scudder Kemper in 1996. He
 Portfolio Manager                           began his investment career in
                                             1984. Prior to joining Scudder
                                             Kemper he was a Lead Project
                                             Manager at an international
                                             financial news provider.

 Robert D. Tymoczko             1998         Joined Scudder Kemper in 1997. He
 Portfolio Manager                           began his investment career in
                                             1996. Prior to joining Scudder
                                             Kemper he worked as an economic
                                             consultant specializing in
                                             quantitative research and
                                             econometric consulting.
--------------------------------------------------------------------------------

Year 2000 readiness

Like other mutual funds and financial and business organizations worldwide, the funds could be adversely affected if computer systems on which a fund relies, which primarily include those used by the investment manager, its affiliates or other service providers, are unable to correctly process date-related information on and after January 1, 2000. This risk is commonly called the Year 2000 Issue. Failure to successfully address the Year 2000 Issue could result in interruptions to and other material adverse effects on the funds' business and operations, such as problems with calculating net asset value and difficulties in implementing a fund's purchase and redemption procedures. The investment manager has commenced a review of the Year 2000 Issue as it may affect the funds and is taking steps it believes are reasonably designed to address the Year 2000 Issue, although there can be no assurances that these steps will be sufficient. In addition, there can be no assurances that the Year 2000 Issue will not have an adverse effect on the issuers whose securities are held by a fund or on global markets or economies generally.

Euro conversion

The introduction of a new European currency, the Euro, may result in uncertainties for European securities and the operation of each fund. The Euro was introduced on January 1, 1999, by eleven European countries that are members of the European Economic and Monetary Union (EMU). The introduction of the Euro will require the redenomination of European debt and


48  Investment Manager
equity securities over a period of time, which may result in various accounting differences and/or tax treatments. Additional questions are raised by the fact that certain other European community members, including the United Kingdom, did not officially implement the Euro on January 1, 1999.

The investment manager is actively working to address Euro-related issues and understands that other key service providers are taking similar steps. At this time, however, no one knows precisely what the degree of impact will be. To the extent that the market impact or effect on a fund's holdings is negative, it could hurt the fund's performance.


                                                          Investment Manager  49

ABOUT YOUR INVESTMENT

CHOOSING A SHARE CLASS

Each fund provides investors with the option of purchasing shares in the following ways:

--------------------------------------------------------------------------------
 Class A Shares        Offered at net asset value plus a maximum sales charge of
                       5.75% of the offering price. Reduced sales charges apply to purchases of $50,000 or more. Class A shares purchased at net asset value under the Large Order NAV Purchase
                       Privilege may be subject to a 1% contingent deferred sales charge if redeemed within one year of purchase and a .50% contingent deferred sales change if redeemed during the second year of purchase.

 Class B Shares        Offered at net asset value without an initial sales
                       charge, but subject to a 0.75% Rule 12b-1 distribution fee and a contingent deferred sales charge that declines from 4% to zero on certain redemptions made within six years of purchase. Class B shares automatically convert into Class A shares (which have lower ongoing expenses) six years after purchase.

 Class C Shares        Offered at net asset value without an initial sales
                       charge, but subject to a 0.75% Rule 12b-1 distribution
                       fee and a 1% contingent deferred sales charge on
                       redemptions made within one year of purchase. Class C
                       shares do not convert into another class.
--------------------------------------------------------------------------------

When placing purchase orders, investors must specify whether the order is for Class A, Class B or Class C shares. Each class of shares represents interests in the same portfolio of investments of a fund.

The decision as to which class to choose depends on a number of factors, including the amount and intended length of the investment. Investors that qualify for reduced sales charges might consider Class A shares. Investors who prefer not to pay an initial sales charge and who plan to hold their investment for more than six years might consider Class B shares. Investors who prefer not to pay an initial sales charge but who plan to redeem their shares within six years might consider Class C shares. For more information about the three sales arrangements, consult your financial representative or Kemper Service Company, the Shareholder Service Agent. Be aware that financial services firms may receive different compensation depending upon which class of shares they sell.

Rule 12b-1 plan

Each fund has adopted plans under Rule 12b-1 that provides for fees payable as an expense of the Class B shares and the Class C shares that are used by the transfer agent to pay for distribution and other services provided to shareholders of those classes. Because 12b-1 fees are paid out of fund assets on an ongoing basis, they will, over time, increase the cost of investment and may


50  About Your Investment
cost more than other types of sales charges. Long-term shareholders may pay more than the economic equivalent of the maximum initial sales charges permitted by the National Association of Securities Dealers, although Kemper Distributors, Inc. believes that it is unlikely, in the case of Class B Shares, because of the automatic conversion feature of those Shares.

Special features

Class A Shares -- Combined Purchases. Each fund's Class A shares (or the equivalent) may be purchased at the rate applicable to the discount bracket attained by combining concurrent investments in Class A shares of most Kemper Funds.

Class A Shares -- Letter of Intent. The same reduced sales charges for Class A shares also apply to the aggregate amount of purchases made by any purchaser within a 24-month period under a written Letter of Intent ("Letter") provided by Kemper Distributors. The Letter, which imposes no obligation to purchase or sell additional Class A shares, provides for a price adjustment depending upon the actual amount purchased within such period.

Class A Shares -- Cumulative Discount. Class A shares of a fund may also be purchased at the rate applicable to the discount bracket attained by adding to the cost of shares of a fund being purchased, the value of all Class A shares of the above mentioned Kemper Funds (computed at the maximum offering price at the time of the purchase for which the discount is applicable) already owned by the investor.

Class A Shares -- Large Order NAV Purchase Privilege. Class A shares of a fund may be purchased at net asset value by any purchaser provided that the amount invested in such fund or other Kemper Funds totals at least $1,000,000 including purchases of Class A shares pursuant to the "Combined Purchases," "Letter of Intent" and "Cumulative Discount" features described above (the "Large Order NAV Purchase Privilege").

Exchange Privilege -- General. Shareholders of Class A, Class B and Class C shares may exchange their shares for shares of the corresponding class of Kemper Funds. Shares of a Kemper Fund with a value in excess of $1,000,000 (except Kemper Cash Reserves Fund) acquired by exchange from another Kemper Fund, or from a Money Market Fund, may not be exchanged thereafter until they have been owned for 15 days (the "15 Day Hold Policy"). For purposes of determining whether the 15-Day Hold Policy applies to a particular exchange, the value of the shares to be exchanged shall be computed by aggregating the value of shares being exchanged for all accounts under common control, direction or advice, including without limitation accounts administered by a financial services firm offering market timing, asset allocation or similar services.

For purposes of determining any contingent deferred sales charge that may be imposed upon the redemption of the shares received on exchange, amounts exchanged retain their original cost and purchase date.


                                                       About Your Investment  51

BUYING SHARES

You may purchase shares of a fund by contacting the securities dealer or other financial services firm from whom you received this prospectus.

CLASS A SHARES

Public Offering Price. Including Sales Charge

                                                   Sales Charge
                                                   ------------
                                           As a % of           As a % of Net
 Amount of Purchase                     Offering Price        Amount Invested*
 ------------------                     --------------        ----------------
 Less than $50,000                           5.75%                 6.10%
 $50,000 but less than $100,000              4.50                  4.71%
 $100,000 but less than $250,000             3.50                  3.63%
 $250,000 but less than $500,000             2.60                  2.67%
 $500,000 but less than $1 million           2.00                  2.04%
 $1 million and over                         0.00**                0.00**

-----------
*    Rounded to the nearest one hundredth percent

** Redemption of shares may be subject to a contingent deferred sales charge as discussed below.

NAV Purchases

Class A shares of a fund may be purchased at net asset value by:

o shareholders in connection with the investment or reinvestment of income and capital gain dividends

o a participant-directed qualified retirement plan or a participant-directed non-qualified deferred compensation plan or a participant-directed qualified retirement plan which is not sponsored by a K-12 school district, provided in each case that such plan has not less than 200 eligible employees

o    any purchaser with Kemper Funds investment totals of at least $1,000,000

o unitholders of unit investment trusts sponsored by Ranson & Associates, Inc. or its predecessors through reinvestment programs described in the prospectuses of such trusts that have such programs

o officers, trustees, directors, employees (including retirees) and sales representatives of a fund, its investment manager, its principal underwriter or certain affiliated companies, for themselves or members of their families, any trust, pension, profit-sharing or other benefit plan for only such persons

o persons who purchase shares through bank trust departments that process such trades through an automated, integrated mutual fund clearing program provided by a third party clearing firm

o registered representatives and employees of broker-dealers having selling group agreements with Kemper Distributors any trust, pension, profit-sharing or other benefit plan for only such persons

o    officers, directors, and employees of service agents of the funds


52  About Your Investment

o members of the plaintiff class in the proceeding known as Howard and Audrey Tabankin, et al. v. Kemper Short-Term Global Income Fund, et. al., Case No. 93 C 5231 (N.D.IL)

o selected employees (including their spouses and dependent children) of banks and other financial services firms that provide administrative services related to the funds pursuant to an agreement with Kemper Distributors or one of its affiliates

o certain professionals who assist in the promotion of Kemper Funds pursuant to personal services contracts with Kemper Distributors, for themselves or members of their families

o in connection with the acquisition of the assets of or merger or consolidation with another investment company

o shareholders who owned shares of Kemper Value Series, Inc. ("KVS") on September 8, 1995, and have continuously owned shares of KVS (or a Kemper Fund acquired by exchange of KVS shares) since that date, for themselves or members of their families, any trust, pension, profit-sharing or other benefit plan for only such persons

o persons who purchase shares of the fund through Kemper Distributors as part of an automated billing and wage deduction program administered by RewardsPlus of America

o through certain investment advisers registered under the Investment Advisers Act of 1940 and other financial services firms, acting solely as agent for their clients, that adhere to certain standards established by Kemper Distributors, including a requirement that such shares be purchased for the benefit of their clients participating in an investment advisory program or agency commission program under which such clients pay a fee to the investment advisor or other firm for portfolio management or agency brokerage services.

Contingent Deferred Sales Charge

A contingent deferred sales charge may be imposed upon redemption of Class A shares purchased under the Large Order NAV Purchase Privilege as follows: 1% if they are redeemed within one year of purchase and 0.50% if redeemed during the second year following purchase. The charge will not be imposed upon redemption of reinvested dividends or share appreciation. The charge is applied to the value of the shares redeemed, excluding amounts not subject to the charge. The contingent deferred sales charge will be waived in the event of:

o redemptions under a fund's Systematic Withdrawal Plan at a maximum of 10% per year of the net asset value of the account

o redemption of shares of a shareholder (including a registered joint owner) who has died


                                                       About Your Investment  53

o redemption of shares of a shareholder (including a registered joint owner) who after purchase of the shares being redeemed becomes totally disabled (as evidenced by a determination by the federal Social Security Administration)

o redemptions by a participant-directed qualified retirement plan or a participant-directed non-qualified deferred compensation plan or a participant-directed qualified retirement plan which is not sponsored by a K-12 school district

o redemptions by employer sponsored employee benefit plans using the subaccount record keeping system made available through the Shareholder Service Agent or its affiliates

o redemptions of shares whose dealer of record at the time of the investment notifies Kemper Distributors that the dealer waives the commission applicable to such Large Order NAV Purchase.

Rule 12b-1 Fee

None

Exchange Privilege

Class A shares may be exchanged for each other at their relative net asset values. Shares of Money Market Funds and Kemper Cash Reserves Fund acquired by purchase (not including shares acquired by dividend reinvestment) are subject to the applicable sales charge on exchange.

Class A shares purchased under the Large Order NAV Purchase Privilege may be exchanged for Class A shares of any Kemper Fund or a Money Market Fund without paying any contingent deferred sales charge. If the Class A shares received on exchange are redeemed thereafter, a contingent deferred sales charge may be imposed.

CLASS B SHARES

Public Offering Price

Net asset value per share without any sales charge at the time of purchase.

Contingent Deferred Sales Charge

A contingent deferred sales charge may be imposed upon redemption of Class B shares. There is no such charge upon redemption of any share appreciation or reinvested dividends. The charge is computed at the following rates applied to the value of the shares redeemed excluding amounts not subject to the charge.

 Year of Redemption
 After Purchase:         First    Second    Third    Fourth    Fifth    Sixth
 -------------------------------------------------------------------------------
 Contingent Deferred
 Sales Charge:            4%        3%       3%        2%        2%      1%


54  About Your Investment

The contingent deferred sales charge will be waived:

o for redemptions to satisfy required minimum distributions after age 70 1/2 from an IRA account (with the maximum amount subject to this waiver being based only upon the shareholder's Kemper IRA accounts)

o for redemptions made pursuant to any IRA systematic withdrawal based on the shareholder's life expectancy including, but not limited to, substantially equal periodic payments described in Code Section 72(t)(2)(A)(iv) prior to age 59 1/2

o    for redemptions made pursuant to a systematic withdrawal plan

o in the event of the total disability (as evidenced by a determination by the federal Social Security Administration) of the shareholder (including a registered joint owner) occurring after the purchase of the shares being redeemed

o in the event of the death of the shareholder (including a registered joint owner).

The contingent deferred sales charge will also be waived in connection with the following redemptions of shares held by employer sponsored employee benefit plans maintained on the subaccount record keeping system made available by Kemper Service Company, the Shareholder Service Agent:

o redemptions to satisfy participant loan advances (note that loan repayments constitute new purchases for purposes of the contingent deferred sales charge and the conversion privilege)

o redemptions in connection with retirement distributions (limited at any one time to 10% of the total value of plan assets invested in a fund

o redemptions in connection with distributions qualifying under the hardship provisions of the Code

o    redemptions representing returns of excess contributions to such plans.

Rule 12b-1 Fee

0.75%

Conversion Feature

Class B shares of a fund will automatically convert to Class A shares of the same fund six years after issuance on the basis of the relative net asset value per share. Shares purchased through the reinvestment of dividends and other distributions paid with respect to Class B shares in a shareholder's fund account will be converted to Class A shares on a pro rata basis.

Exchange Privilege

Class B shares of a fund and Class B shares of most Kemper Funds may be exchanged for each other at their relative net asset values without a contingent deferred sales charge.


                                                       About Your Investment  55

CLASS C SHARES

Public Offering Price

Net asset value per share without any sales charge at the time of purchase.

Contingent Deferred Sales Charge

A contingent deferred sales charge of 1% may be imposed upon redemption of Class C shares redeemed within one year of purchase. The charge will not be imposed upon redemption of reinvested dividends or share appreciation.

The contingent deferred sales charge will be waived in the event of:

o redemptions by a participant-directed qualified retirement plan described in Code Section 401(a) or a participant-directed non-qualified deferred compensation plan described in Code Section 457

o redemptions by employer sponsored employee benefit plans (or their participants) using the subaccount record keeping system made available through the Shareholder Service Agent

o redemption of shares of a shareholder (including a registered joint owner) who has died

o redemption of shares of a shareholder (including a registered joint owner) who after purchase of the shares being redeemed becomes totally disabled (as evidenced by a determination by the federal Social Security Administration)

o redemptions under a fund's systematic withdrawal plan at a maximum of 10% per year of the net asset value of the account

o redemption of shares by an employer sponsored employee benefit plan that offers funds in addition to Kemper Funds and whose dealer of record has waived the advance of the first year administrative service and distribution fees applicable to such shares and agrees to receive such fees quarterly

o redemption of shares purchased through a dealer-sponsored asset allocation program maintained on an omnibus record-keeping system provided the dealer of record has waived the advance of the first year administrative services and distribution fees applicable to such shares and has agreed to receive such fees quarterly.

Rule 12b-1 Fee

0.75%

Conversion Feature

None

Exchange Privilege

Class C shares of a fund and Class C shares of most Kemper Funds may be exchanged for each other at their relative net asset values. Class C shares may be exchanged without a contingent deferred sales charge.


56  About Your Investment

SELLING AND EXCHANGING SHARES

General

Contact your securities dealer or other financial services firm to arrange for share redemptions or exchanges.

Any shareholder may require a fund to redeem his or her shares. When shares are held for the account of a shareholder by the funds' transfer agent, the shareholder may redeem them by sending a written request with signatures guaranteed to Kemper Mutual Funds, Attention: Redemption Department, P.O. Box 419557, Kansas City, Missouri 64141-6557.

An exchange of shares entails the sale of fund shares and subsequent purchase of shares of another Kemper Fund.

The rate of the contingent deferred sales charge is determined by the length of the period of ownership. Investments are tracked on a monthly basis. The period of ownership for this purpose begins the first day of the month in which the order for the investment is received. For example, an investment made in December, 1996 will be eligible for the second year's charge if redeemed on or after December 1, 1997. In the event no specific order is requested when redeeming shares subject to a contingent deferred sales charge, the redemption will be made first from shares representing reinvested dividends and then from the earliest purchase of shares. KDI receives any contingent deferred sales charge directly.

Share certificates

When certificates for shares have been issued, they must be mailed to or deposited with Kemper Service Company, the Shareholder Service Agent, along with a duly endorsed stock power and accompanied by a written request for redemption. Redemption requests and a stock power must be endorsed by the account holder with signatures guaranteed. The redemption request and stock power must be signed exactly as the account is registered, including any special capacity of the registered owner. Additional documentation may be requested, and a signature guarantee is normally required, from institutional and fiduciary account holders, such as corporations, custodians (e.g., under the Uniform Transfers to Minors Act), executors, administrators, trustees or guardians.

Reinvestment privilege

Under certain circumstances, a shareholder who has redeemed Class A shares may reinvest up to the full amount redeemed at net asset value at the time of the reinvestment. These reinvested shares will retain their original cost and purchase date for purposes of the contingent deferred sales charge. Also, a holder of Class B shares who has redeemed shares may reinvest up to the full amount redeemed, less any applicable contingent deferred sales charge that may have been imposed upon the redemption of such shares, at net asset value in Class A shares. The reinvestment privilege may be terminated or modified at any time. The reinvestment privilege can be used only once as to any specific shares and reinvestment must be effected within six months of the redemption.


                                                       About Your Investment  57

DISTRIBUTIONS AND TAXES

Dividends and capital gains distributions

Each fund normally distributes dividends of net investment income as follows: annually for Kemper Aggressive Growth, Classic Growth, Growth, Small Cap, Technology and Value+Growth Funds; semi-annually for Kemper Blue Chip Fund; and quarterly for Kemper Total Return Fund. Each fund distributes any net realized short-term and long-term capital gains at least annually. The quarterly distribution to shareholders of Kemper Total Return Fund may include short-term capital gains.

Income and capital gain dividends, if any, of a fund will be credited to shareholder accounts in full and fractional shares of the same class of that fund at net asset value on the reinvestment date, except that, upon written request to Kemper Service Company, the Shareholder Service Agent, a shareholder may select one of the following options:

1. To receive income and short-term capital gain dividends in cash and long-term capital gain dividends in shares of the same class at net asset value; or

2.   To receive income and capital gain dividends in cash.

Any dividends of a fund that are reinvested will normally be reinvested in shares of the same class of that same fund. However, upon written request to Kemper Service Company, the Shareholder Service Agent, you may choose to have dividends of a fund invested in shares of the same class of another Kemper Fund at the net asset value of that class and fund. To use this privilege, you must maintain a minimum account value of $1,000 in the fund distributing the dividends. The funds will reinvest dividend checks (and future dividends) in shares of that same fund and class if checks are returned as undeliverable. Dividends and other distributions in the aggregate amount of $10 or less are automatically reinvested in shares of the same fund unless you request that such policy not be applied to your account.

Distributions are generally taxable, whether received in cash or reinvested.

Taxes

Dividends representing net investment income and net short-term capital gains, if any, are taxable to you as ordinary income. Long-term capital gains distributions, if any, are taxable to you as long-term capital gains, regardless of how long you have owned your shares. Short-term capital gains and any other taxable income distributions are taxable to you as ordinary income. A portion of dividends from ordinary income may qualify for the dividends-received deduction for corporations.

A dividend received shortly after the purchase of shares reduces the net asset value of the shares by the amount of the dividend and, although in effect a return of capital, is taxable to you.

A sale or exchange of shares is a taxable event and may result in a capital gain or loss which may be long-term or short-term, generally depending on how long you owned the shares.


58  About Your Investment

Any dividends or capital gains distributions declared in October, November or December with a record date in such month and paid during the following January are taxable to you as if paid on December 31 of the calendar year in which they were declared.

Each fund sends you detailed tax information about the amount and type of its distributions by January 31 of the following year.

Each fund may be required to withhold U.S. federal income tax at the rate of 31% of all taxable distributions payable to you if you fail to provide the fund with your current taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Any such withheld amounts may be credited against your U.S. federal income tax liability.

You may be subject to state, local and foreign taxes on fund distributions and dispositions of fund shares. You should consult your tax advisor regarding the particular tax consequences of an investment in a fund.

TRANSACTION INFORMATION

Share price

Scudder Fund Accounting Corporation determines the net asset value per share of the funds as of the close of regular trading on the New York Stock Exchange, normally 4:00 p.m. eastern time, on each day the New York Stock Exchange is open for trading. Market prices are used to determine the value of the funds' assets. If market prices are not readily available for a security or if a security's price is not considered to be market indicative, that security may be valued by another method that the Board or its delegate believes accurately reflects fair value. In those circumstances where a security's price is not considered to be market indicative, the security's valuation may differ from an available market quotation.

The net asset value per share of each fund is the value of one share and is determined separately for each class by dividing the value of a fund's net assets attributable to that class, less all liabilities, by the number of shares of that class outstanding. The per share net asset value of the Class B and Class C shares of a fund will generally be lower than that of the Class A shares of a fund because of the higher annual expenses borne by the Class B and Class C shares.

To the extent that a fund invests in foreign securities, these securities may be listed on foreign exchanges that trade on days when the fund does not price its shares. As a result, the net asset value per share of a fund may change at a time when shareholders are not able to purchase or redeem their shares.

Processing time

All requests to buy and sell shares that are received in good order by the funds' transfer agent by the close of regular trading on the New York Stock Exchange are executed at the net asset value per share calculated at the close of trading that day (subject to any applicable sales load or contingent deferred sales


                                                       About Your Investment  59
charge). Orders received by dealers or other financial services firms prior to the determination of net asset value and received by the funds' transfer agent prior to the close of its business day will be confirmed at a price based on the net asset value effective on that day. If an order is accompanied by a check drawn on a foreign bank, funds must normally be collected before shares will be purchased.

Payment for shares you sell will be made in cash as promptly as practicable but in no event later than seven days after receipt of a properly executed request. If you have share certificates, these must accompany your order in proper form for transfer. When you place an order to sell shares for which the fund may not yet have received good payment (i.e., purchases by check, EXPRESS-Transfer or Bank Direct Deposit), the fund may delay transmittal of the proceeds until it has determined that collected funds have been received for the purchase of such shares. This may be up to 10 days from receipt by a fund of the purchase amount. The redemption of shares within certain time periods may be subject to contingent deferred sales charges, as noted above.

Signature guarantees

A signature guarantee is required unless you sell $50,000 or less worth of shares (prior to the imposition of any contingent deferred sales charge) and the proceeds are payable to the shareholder of record at the address of record. You can obtain a guarantee from most brokerage houses and financial institutions, although not from a notary public. The funds will normally send you the proceeds within one business day following your request, but may take up to seven business days (or longer in the case of shares recently purchased by check).

Purchase restrictions

Purchases and sales should be made for long-term investment purposes only. The funds and their transfer agent each reserves the right to reject purchases of fund shares (including exchanges) for any reason, including when there is evidence of a pattern of frequent purchases and sales made in response to short-term fluctuations in a fund's share price. The funds reserve the right to withdraw all or any part of the offering made by this prospectus and to reject purchase orders. Also, from time to time, each fund may temporarily suspend the offering of its shares or a class of its shares to new investors. During the period of such suspension, persons who are already shareholders normally are permitted to continue to purchase additional shares and to have dividends reinvested.

Minimum balances

The minimum initial investment for each fund is $1,000 and the minimum subsequent investment is $100. The minimum initial investment for an Individual Retirement Account is $250 and the minimum subsequent investment is $50. Under an automatic investment plan, such as Bank Direct Deposit, Payroll Direct Deposit or Government Direct Deposit, the minimum initial and subsequent investment is $50. These minimum amounts may be changed at any time in management's discretion.


60  About Your Investment

Because of the high cost of maintaining small accounts, the funds may assess a quarterly fee of $9 on an account with a balance below $1,000 for the quarter. The fee will not apply to accounts enrolled in an automatic investment program, Individual Retirement Accounts or employer sponsored employee benefit plans using the subaccount record keeping system made available through Kemper Service Company, the Shareholder Service Agent.

Third party transactions

If you buy and sell shares of a fund through a member of the National Association of Securities Dealers, Inc. (other than the funds' distributor, Kemper Distributors), that member may charge a fee for that service. This prospectus should be read in connection with such firms' material regarding their fees and services.

Redemption-in-kind

The funds reserve the right to honor any request for redemption or repurchase by making payment in whole or in part in readily marketable securities ("redemption in kind"). These securities will be chosen by the fund and valued as they are for purposes of computing the fund's net asset value. A shareholder may incur transaction expenses in converting these securities to cash.


                                                       About Your Investment  61

FINANCIAL HIGHLIGHTS

The tables below are intended to help you understand the funds' or certain classes of a fund's financial performance for the periods reflected below. Certain information reflects financial results for a single fund share. The total return figures show what an investor in a fund (or certain classes of a fund) would have earned (or lost) assuming reinvestment of all dividends and distributions. This information, for all funds except Classic Growth Fund, has been audited by Ernst & Young LLP. With respect to Classic Growth Fund, this information has been audited by PricewaterhouseCoopers LLP. The reports of each of the auditors, along with the funds' financial statements, are included in the funds' annual report, which are available upon request by calling the Kemper Funds at 1-800-621-1048.

Kemper Aggressive Growth Fund

                                                                      December
                                                       Year ended   31, 1996 to
                                                        September    September
                                                           30,          30,
CLASS A                                                   1998         1997
--------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                     $12.60        9.50
--------------------------------------------------------------------------------
Income from investment operations:
  Net investment loss                                      (.02)       (.02)
--------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)                 (1.05)       3.12
--------------------------------------------------------------------------------
Total from investment operations                          (1.07)       3.10
--------------------------------------------------------------------------------
Less distribution from net realized gain                    .55          --
--------------------------------------------------------------------------------
Net asset value, end of period                           $10.98       12.60
--------------------------------------------------------------------------------
Total return (not annualized)                             (8.67)%     32.63
--------------------------------------------------------------------------------
Ratios to average net assets (annualized)
Expenses absorbed by the Fund                              1.25%       1.49
--------------------------------------------------------------------------------
Net investment loss                                        (.42)%      (.35)
--------------------------------------------------------------------------------
Other ratios to average net assets (annualized)
Expenses                                                   1.46%         --
--------------------------------------------------------------------------------
Net investment loss                                        (.63)%        --
--------------------------------------------------------------------------------


62  Financial Highlights

                                                                     December
                                                      Year ended   31, 1996 to
                                                       September    September
                                                          30,          30,
CLASS B                                                  1998         1997
-------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                    $12.52        9.50
-------------------------------------------------------------------------------
Income from investment operations:
  Net investment loss                                     (.04)       (.08)
-------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)                (1.10)       3.10
-------------------------------------------------------------------------------
Total from investment operations                         (1.14)       3.02
-------------------------------------------------------------------------------
Less distribution from net realized gain                   .55          --
-------------------------------------------------------------------------------
Net asset value, end of period                          $10.83       12.52
-------------------------------------------------------------------------------
Total return (not annualized)                            (9.30)%     31.79
-------------------------------------------------------------------------------
Ratios to average net assets (annualized)
Expenses absorbed by the Fund                             2.12%       2.41
-------------------------------------------------------------------------------
Net investment loss                                      (1.29)%     (1.27)
-------------------------------------------------------------------------------
Other ratios to average net assets (annualized)
Expenses                                                  2.81%         --
-------------------------------------------------------------------------------
Net investment loss                                      (1.98)%        --
-------------------------------------------------------------------------------

                                                                      December
                                                       Year ended   31, 1996 to
                                                        September    September
                                                           30,          30,
 CLASS C                                                  1998         1997
--------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                      $12.53       9.50
--------------------------------------------------------------------------------
Income from investment operations:
  Net investment loss                                       (.04)      (.07)
--------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)                  (1.10)      3.10
--------------------------------------------------------------------------------
Total from investment operations                           (1.14)      3.03
--------------------------------------------------------------------------------
Less distribution from net realized gain                     .55         --
--------------------------------------------------------------------------------
Net asset value, end of period                            $10.84      12.53
--------------------------------------------------------------------------------
Total return (not annualized)                              (9.29)%    31.89
--------------------------------------------------------------------------------
Ratios to average net assets (annualized)
Expenses absorbed by the Fund                               2.10%      2.19
--------------------------------------------------------------------------------
Net investment loss                                        (1.27)%    (1.05)
--------------------------------------------------------------------------------
Other ratios to average net assets (annualized)
Expenses                                                    2.76%        --
--------------------------------------------------------------------------------
Net investment loss                                        (1.93)%       --
--------------------------------------------------------------------------------

                                                                      December
                                                       Year ended   31, 1996 to
                                                        September    September
                                                           30,          30,
                                                          1998         1997
-------------------------------------------------------------------------------
Supplemental data for all classes
Net assets at end of period (in thousands)              $37,332       11,609
-------------------------------------------------------------------------------
Portfolio turnover rate (annualized)                      190%          364
-------------------------------------------------------------------------------

Notes: Total return does not reflect the effect of any sales charges. Scudder Kemper agreed to temporarily waive certain operating expenses of the Fund during the year ended September 30, 1998. The Other Ratios to Average Net Assets are computed without this waiver.


                                                        Financial Highlights  63

Kemper Blue Chip Fund

                                                Year ended October 31,
CLASS A                              1998       1997      1996      1995      1994
-----------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning
  of year                           $17.68      17.14     14.87     12.33     13.88
-----------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                .11        .18       .22       .19       .19
-----------------------------------------------------------------------------------
  Net realized and unrealized
  gain (loss)                         1.17       3.70      3.45      2.57      (.71)
-----------------------------------------------------------------------------------
Total from investment
  operations                          1.28       3.88      3.67      2.76      (.52)
-----------------------------------------------------------------------------------
Less dividends:
  Distribution from net
  investment income                    .16        .21       .20       .20       .19
-----------------------------------------------------------------------------------
  Distribution from net
  realized gain                       2.19       3.13      1.20       .02       .84
-----------------------------------------------------------------------------------
Total dividends                       2.35       3.34      1.40       .22      1.03
-----------------------------------------------------------------------------------
Net asset value, end of year        $16.61      17.68     17.14     14.87     12.33
-----------------------------------------------------------------------------------
Total return                          7.80%     26.78     26.72     22.74     (3.82)
-----------------------------------------------------------------------------------
Ratios to average net assets
Expenses                              1.29%      1.19      1.26      1.30      1.48
-----------------------------------------------------------------------------------
Net investment income                  .62%      1.07      1.40      1.47      1.50

                                                                             May 31
                                                                               to
                                                                            October
                                             Year ended October 31,            31,
CLASS B                              1998       1997      1996      1995      1994
----------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning
  of period                        $17.61      17.09     14.82     12.29     12.30
----------------------------------------------------------------------------------
Income from investment
  operations:
  Net investment income              (.03)       .04       .10       .09       .06
----------------------------------------------------------------------------------
  Net realized and unrealized
  gain (loss)                        1.17       3.67      3.45      2.56      (.01)
----------------------------------------------------------------------------------
Total from investment
  operations                         1.14       3.71      3.55      2.65       .05
----------------------------------------------------------------------------------
Less dividends:
  Distribution from net
  investment income                   .01        .06       .08       .10       .06
----------------------------------------------------------------------------------
  Distribution from net
  realized gain                      2.19       3.13      1.20       .02        --
----------------------------------------------------------------------------------
Total dividends                      2.20       3.19      1.28       .12       .06
----------------------------------------------------------------------------------
Net asset value, end of
  period                           $16.55      17.61     17.09     14.82     12.29
----------------------------------------------------------------------------------
Total return (not
  annualized)                        6.96%     25.62     25.82     21.76       .42
----------------------------------------------------------------------------------
Ratios to average net assets
  (annualized)
Expenses                             2.10%      2.06      2.08      2.06      2.43
----------------------------------------------------------------------------------
Net investment income                (.19)%      .20       .58       .71       .33
----------------------------------------------------------------------------------


64  Financial Highlights

                                                                             May 31 to
                                           Year ended October 31,           October 31,
CLASS C                               1998       1997      1996      1995      1994
---------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning
  of period                         $17.69      17.15     14.88     12.32     12.30
---------------------------------------------------------------------------------------
Income from investment
  operations:
  Net investment income
  (loss)                              (.01)       .03       .10       .07       .09
---------------------------------------------------------------------------------------
  Net realized and unrealized
  gain (loss)                         1.18       3.71      3.45      2.62      (.01)
---------------------------------------------------------------------------------------
Total from investment
  operations                          1.17       3.74      3.55      2.69       .08
---------------------------------------------------------------------------------------
Less dividends:
  Distribution from net
  investment income                    .02        .07       .08       .11       .06
---------------------------------------------------------------------------------------
  Distribution from net
  realized gain                       2.19       3.13      1.20       .02        --
---------------------------------------------------------------------------------------
Total dividends                       2.21       3.20      1.28       .13       .06
---------------------------------------------------------------------------------------
Net asset value, end of period      $16.65      17.69     17.15     14.88     12.32
---------------------------------------------------------------------------------------
Total return (not
annualized)                           7.08%     25.71     25.75     22.04       .67
---------------------------------------------------------------------------------------
Ratios to average net assets
  (annualized)
Expenses                              2.03%      2.00      2.05      2.01      2.33
---------------------------------------------------------------------------------------
Net investment income
  (loss)                              (.12)%      .26       .61       .76       .43
---------------------------------------------------------------------------------------

                                                   Year ended October 31,
                                      1998       1997      1996      1995      1994
----------------------------------------------------------------------------------------
Supplemental data for all classes
Net assets at end of year
  (in thousands)                    $581,770    446,891   256,172   168,266   153,172
----------------------------------------------------------------------------------------
Portfolio turnover rate               157%        183        166      117       131
----------------------------------------------------------------------------------------

Note:  Total return does not reflect the effect of any sales charges.


                                                        Financial Highlights  65

Kemper Classic Growth Fund

                                                 For the period April 16, 1998
                                                   (commencement of sale of
                                                   Class A, B and C shares)
                                                      to August 31, 1998

                                                 CLASS A    CLASS B    CLASS C
--------------------------------------------------------------------------------
Net asset value, beginning of period             $20.30     $20.30     $20.30
--------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                      .01       (.05)      (.05)
--------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)
  on investment transactions                      (3.69)     (3.68)     (3.68)
--------------------------------------------------------------------------------
Total from investment operations                  (3.68)     (3.73)     (3.73)
--------------------------------------------------------------------------------
Net asset value, end of period                   $16.62     $16.57     $16.57
--------------------------------------------------------------------------------
Total return (%) (b) (c)                         (18.13)**  (18.37)**  (18.37)**
--------------------------------------------------------------------------------
Ratios and supplemental data
Net assets, end of period ($ millions)              7.2        5.9         .9
--------------------------------------------------------------------------------
Ratio of operating expenses, net, to
  average daily net assets (%)                     1.24*      2.12*      2.09*
--------------------------------------------------------------------------------
Ratio of operating expenses before
  expense reductions, to average
  daily net assets (%)                             1.74*      2.52*      3.00*
--------------------------------------------------------------------------------
Ratio of net investment income (loss) to
  average daily net assets (%)                      .10*      (.79)*     (.73)*
--------------------------------------------------------------------------------
Portfolio turnover rate (%)                        48.5       48.5       48.5
--------------------------------------------------------------------------------

(a)  Based on monthly average shares outstanding during the period.

(b)  Total return would have been lower had certain expenses not been reduced.

(c)  Total return does not reflect the effect of any sales charges.

*    Annualized

**   Not annualized


66 Financial Highlights

Kemper Growth Fund

                                                 Year ended September 30,
CLASS A                              1998       1997      1996      1995      1994
-----------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning
  of year                           $15.47      17.21     16.07     12.93     15.33
-----------------------------------------------------------------------------------
Income from investment
  operations:
  Net investment income (loss)        (.01)        --       .12       .05       .01
-----------------------------------------------------------------------------------
  Net realized and unrealized
  gain (loss)                        (1.65)      2.61      2.74      3.27     (1.41)
-----------------------------------------------------------------------------------
Total from investment
  operations                         (1.66)      2.61      2.86      3.32     (1.40)
-----------------------------------------------------------------------------------
Less dividends:
  Distribution from net
  investment income                     --         --       .04        --        --
-----------------------------------------------------------------------------------
Distribution from net
  realized gain                       2.09       4.35      1.68       .18      1.00
-----------------------------------------------------------------------------------
Total dividends                       2.09       4.35      1.72       .18      1.00
-----------------------------------------------------------------------------------
Net asset value, end of year        $11.72      15.47     17.21     16.07     12.93
-----------------------------------------------------------------------------------
Total return                        (11.78)%    19.97     19.62     26.07     (9.39)
-----------------------------------------------------------------------------------
Ratios to average net assets
Expenses                              1.04%      1.06      1.07      1.17      1.09
-----------------------------------------------------------------------------------
Net investment income (loss)          (.09)%      .07       .65       .43       .24
-----------------------------------------------------------------------------------

                                                                             May 31
                                                                               to
                                                                              Sept.
                                             Year ended September 30,          30,
CLASS B                              1998       1997      1996      1995      1994
-----------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning
  of period                         $14.83      16.82     15.85     12.88     13.10
-----------------------------------------------------------------------------------
Income from investment
  operations:
  Net investment loss                 (.16)      (.16)     (.09)     (.08)     (.03)
-----------------------------------------------------------------------------------
  Net realized and unrealized
  gain (loss)                        (1.55)      2.52      2.74      3.23      (.19)
-----------------------------------------------------------------------------------
Total from investment
  operations                         (1.71)      2.36      2.65      3.15      (.22)
-----------------------------------------------------------------------------------
Less distribution from net
  realized gain                       2.09       4.35      1.68       .18        --
-----------------------------------------------------------------------------------
Net asset value, end of
period                              $11.03      14.83     16.82     15.85     12.88
-----------------------------------------------------------------------------------
Total return (not
annualized)                         (12.73)%    18.68     18.47     24.83     (1.68)
-----------------------------------------------------------------------------------
Ratios to average net assets
  (annualized)
Expenses                              2.14%      2.13      2.05      2.17      2.11
-----------------------------------------------------------------------------------
Net investment loss                  (1.19)%    (1.00)     (.33)     (.57)     (.76)
-----------------------------------------------------------------------------------


                                                        Financial Highlights  67

                                                                             May 31
                                                                               to
                                                                              Sept.
                                             Year ended September 30,          30,
CLASS C                              1998       1997      1996      1995      1994
-----------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning
  of period                         $14.91      16.87     15.87     12.88     13.09
-----------------------------------------------------------------------------------
Income from investment
  operations:
  Net investment loss                 (.14)      (.13)     (.06)     (.07)     (.02)
-----------------------------------------------------------------------------------
  Net realized and unrealized
  gain (loss)                        (1.55)      2.52      2.74      3.24      (.19)
-----------------------------------------------------------------------------------
Total from investment
  operations                         (1.69)      2.39      2.68      3.17      (.21)
-----------------------------------------------------------------------------------
Less distribution from net
  realized gain                       2.09       4.35      1.68       .18        --
-----------------------------------------------------------------------------------
Net asset value, end of
  period                            $11.13      14.91     16.87     15.87     12.88
-----------------------------------------------------------------------------------
Total return (not
  annualized)                       (12.50)%    18.87     18.65     24.99     (1.60)
-----------------------------------------------------------------------------------
Ratios to average net assets
  (annualized)
Expenses                              1.98%      1.99      1.95      2.03      2.09
-----------------------------------------------------------------------------------
Net investment loss                  (1.03)%     (.86)     (.23)     (.43)     (.67)
-----------------------------------------------------------------------------------

                                                    Year ended September 30,
                                       1998        1997      1996        1995        1994
----------------------------------------------------------------------------------------------
Supplemental data for all classes
Net assets at end of year (in
  thousands)                         $2,209,521  2,827,565  2,738,303  2,503,301   2,255,977
----------------------------------------------------------------------------------------------
Portfolio turnover rate                 122%        201        150        67          115

Notes: Total return does not reflect the effect of any sales charges. Per share data for year ended September 30, 1998 were determined based on average shares outstanding.


68  Financial Highlights

Kemper Small Capitalization Equity Fund

                                                Year ended September 30,
CLASS A                               1998       1997      1996      1995      1994
-----------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning
  of year                            $7.98       7.01      7.14      5.81      6.45
-----------------------------------------------------------------------------------
Income from investment
  operations:
  Net investment loss                 (.03)      (.01)     (.02)     (.01)     (.01)
-----------------------------------------------------------------------------------
  Net realized and unrealized
  gain (loss)                        (1.84)      1.55       .94      1.68      (.27)
-----------------------------------------------------------------------------------
Total from investment
  operations                         (1.87)      1.54       .92      1.67      (.28)
-----------------------------------------------------------------------------------
Less distribution from net
  realized gain                        .81        .57      1.05       .34       .36
-----------------------------------------------------------------------------------
Net asset value, end of
  year                               $5.30       7.98      7.01      7.14      5.81
-----------------------------------------------------------------------------------
Total return                        (25.13)%    24.29     16.33     30.88     (4.31)
-----------------------------------------------------------------------------------
Ratios to average net assets
Expenses                               .90%       .90      1.08      1.14      1.34
-----------------------------------------------------------------------------------
Net investment loss                   (.38)%     (.20)     (.26)     (.18)     (.76)
-----------------------------------------------------------------------------------

                                                                              May 31,
                                                                             to Sept.
                                            Year ended September 30,            30,
CLASS B                               1998       1997      1996      1995      1994
-------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning
  of  period                         $7.64       6.81      7.03      5.78      5.65
-------------------------------------------------------------------------------------
Income from investment
  operations:
  Net investment loss                 (.11)      (.10)     (.09)     (.07)     (.02)
-------------------------------------------------------------------------------------
  Net realized and unrealized
  gain (loss)                        (1.74)      1.50       .92      1.66       .15
-------------------------------------------------------------------------------------
Total from investment
  operations                         (1.85)      1.40       .83      1.59       .13
-------------------------------------------------------------------------------------
Less distribution from net
  realized gain                        .81        .57      1.05       .34        --
-------------------------------------------------------------------------------------
Net asset value, end of
  period                             $4.98       7.64      6.81      7.03      5.78
-------------------------------------------------------------------------------------
Total return (not
  annualized)                       (26.06)%    22.83     15.13     29.59      2.30
-------------------------------------------------------------------------------------
Ratios to average net assets
  (annualized)
Expenses                              2.14%      2.14      2.15      2.17      2.29
-------------------------------------------------------------------------------------
Net investment loss                  (1.62)%    (1.44)    (1.33)    (1.21)    (1.38)
-------------------------------------------------------------------------------------


                                                        Financial Highlights  69

                                                                             May 31,
                                                                             to Sept.
                                            Year ended September 30,           30,
CLASS C                              1998       1997      1996      1995      1994
-----------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning
  of period                          $7.63       6.80      7.02      5.77      5.65
-----------------------------------------------------------------------------------
Income from investment
  operations:
  Net investment loss                 (.14)      (.09)     (.09)     (.07)     (.03)
-----------------------------------------------------------------------------------
  Net realized and unrealized
  gain (loss)                        (1.68)      1.49       .92      1.66       .15
-----------------------------------------------------------------------------------
Total from investment
  operations                         (1.82)      1.40       .83      1.59       .12
-----------------------------------------------------------------------------------
Less distribution from net
  realized gain                        .81        .57      1.05       .34        --
-----------------------------------------------------------------------------------
Net asset value, end of
  period                             $5.00       7.63      6.80      7.02      5.77
-----------------------------------------------------------------------------------
Total return (not
  annualized)                       (25.65)%    22.87     15.16     29.65      2.12
-----------------------------------------------------------------------------------
Ratios to average net assets
  (annualized)
Expenses                              2.06%      1.95      2.15      2.10      2.10
-----------------------------------------------------------------------------------
Net investment loss                  (1.54)%    (1.25)    (1.33)    (1.14)    (1.21)
-----------------------------------------------------------------------------------

                                                      Year ended September 30,
                                        1998         1997       1996       1995          1994
------------------------------------------------------------------------------------------------
Supplemental data for all classes
Net assets at end of year (in
  thousands)                          $718,349    1,095,478    934,075    839,905       631,607
------------------------------------------------------------------------------------------------
Portfolio turnover rate                   86%        102         85         102           58
------------------------------------------------------------------------------------------------

Notes: Total return does not reflect the effect of any sales charges. Per share data for the year ended September 30, 1996 were determined based on average shares outstanding.


70  Financial Highlights

Kemper Technology Fund

                                                Year ended October 31,
CLASS A                              1998       1997      1996      1995      1994
-----------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning
  of year                           $13.13      13.16     14.63     11.50     10.68
-----------------------------------------------------------------------------------
Income from investment
  operations:
  Net investment loss                 (.04)      (.06)     (.08)     (.03)       --
-----------------------------------------------------------------------------------
  Net realized and unrealized
  gain                                 .82       2.14       .74      4.66      1.49
-----------------------------------------------------------------------------------
Total from investment
  operations                           .78       2.08       .66      4.63      1.49
-----------------------------------------------------------------------------------
Less distribution from net
  realized gain                       2.14       2.11      2.13      1.50       .67
-----------------------------------------------------------------------------------
Net asset value, end of
  year                              $11.77      13.13     13.16     14.63     11.50
-----------------------------------------------------------------------------------
Total return                          8.21%     17.11      7.83     47.30     14.95
-----------------------------------------------------------------------------------
Ratios to average net assets
Expenses                               .92%       .89       .89       .88       .89
-----------------------------------------------------------------------------------
Net investment income (loss)           .37%      (.42)     (.62)     (.23)      .05
-----------------------------------------------------------------------------------

                                                                              May 31
                                                                                to
                                                                             October
                                               Year ended October 31,           31,
CLASS B                              1998       1997      1996      1995      1994
-------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning
  of period                         $12.54      12.77     14.39     11.45      9.99
-------------------------------------------------------------------------------------
Income from investment
  operations:
  Net investment loss                 (.14)      (.18)     (.19)     (.15)     (.05)
-------------------------------------------------------------------------------------
  Net realized and unrealized
  gain                                 .77       2.06       .70      4.59      1.51
-------------------------------------------------------------------------------------
Total from investment
  operations                           .63       1.88       .51      4.44      1.46
-------------------------------------------------------------------------------------
Less distribution from net
  realized gain                       2.14       2.11      2.13      1.50        --
-------------------------------------------------------------------------------------
Net asset value, end of
  period                            $11.03      12.54     12.77     14.39     11.45
-------------------------------------------------------------------------------------
Total return (not annualized)         7.24%     15.91      6.76     45.65     14.61
-------------------------------------------------------------------------------------
Ratios to average net assets
  (annualized)
Expenses                              1.85%      1.85      1.87      1.82      1.99
-------------------------------------------------------------------------------------
Net investment loss                  (1.30)%    (1.38)    (1.60)    (1.17)    (1.08)
-------------------------------------------------------------------------------------


                                                        Financial Highlights  71

                                                                              May 31
                                                                                to
                                                                             October
                                               Year ended October 31,           31,
CLASS C                               1998       1997      1996      1995      1994
-------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning
  of period                         $12.64      12.85     14.45     11.45      9.99
-------------------------------------------------------------------------------------
Income from investment
  operations:
  Net investment loss                 (.14)      (.17)     (.18)     (.15)     (.05)
-------------------------------------------------------------------------------------
  Net realized and unrealized
  gain                                 .81       2.07       .71      4.65      1.51
-------------------------------------------------------------------------------------
Total from investment
  operations                           .67       1.90       .53      4.50      1.46
-------------------------------------------------------------------------------------
Less distribution from net
  realized gain                       2.14       2.11      2.13      1.50        --
-------------------------------------------------------------------------------------
Net asset value, end of
  period                            $11.17      12.64     12.85     14.45     11.45
-------------------------------------------------------------------------------------
Total return (not annualized)         7.57%     15.98      6.88     46.23     14.61
-------------------------------------------------------------------------------------
Ratios to average net assets
  (annualized)
Expenses                              1.81%      1.82      1.82      1.76      1.83
-------------------------------------------------------------------------------------
Net investment loss                  (1.26)%    (1.35)    (1.55)    (1.11)     (.92)
-------------------------------------------------------------------------------------

                                                             Year ended October 31,
                                            1998        1997        1996        1995        1994
----------------------------------------------------------------------------------------------------
Supplemental data for all classes
Net assets at end of year
  (in thousands)                         $1,247,991   1,209,723   1,062,813   1,017,955    713,654
----------------------------------------------------------------------------------------------------
Portfolio turnover rate                      146%        192         121         105          81
----------------------------------------------------------------------------------------------------

Note: Total return does not reflect the effect of any sales charges. Per share data for 1995 through 1998 were determined based on average shares outstanding.


72  Financial Highlights

Kemper Total Return Fund

                                                 Year ended October 31,
CLASS A                              1998       1997      1996      1995      1994
-----------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning
  of year                           $11.34      11.28     10.60      9.10     11.23
-----------------------------------------------------------------------------------
Income from investment
  operations:
  Net investment income                .29        .31       .28       .29       .19
-----------------------------------------------------------------------------------
  Net realized and unrealized
  gain (loss)                          .77       1.57      1.24      1.46     (1.01)
-----------------------------------------------------------------------------------
Total from investment
  operations                          1.06       1.88      1.52      1.75      (.82)
-----------------------------------------------------------------------------------
Less dividends:
  Distribution from net
  investment income                    .31        .33       .34       .25       .23
-----------------------------------------------------------------------------------
  Distribution from net
  realized gain                       1.55       1.49       .50        --      1.08
-----------------------------------------------------------------------------------
Total dividends                       1.86       1.82       .84       .25      1.31
-----------------------------------------------------------------------------------
Net asset value, end of
  year                              $10.54      11.34     11.28     10.60      9.10
-----------------------------------------------------------------------------------
Total return                         10.47%     18.95     15.34     19.46     (7.92)
-----------------------------------------------------------------------------------
Ratios to average net assets
Expenses                              1.01%      1.01      1.05      1.12      1.13
-----------------------------------------------------------------------------------
Net investment income                 2.75%      2.92      2.76      3.00      2.34
-----------------------------------------------------------------------------------

                                                                              May 31
                                                                                to
                                                                             October
                                                Year ended October 31,          31,
CLASS B                               1998       1997      1996      1995      1994
-------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning
  of period                         $11.33      11.27     10.59      9.09      9.24
-------------------------------------------------------------------------------------
Income from investment
  operations:
  Net investment income                .19        .22       .19       .20       .06
-------------------------------------------------------------------------------------
  Net realized and unrealized
  gain (loss)                          .75       1.55      1.23      1.46      (.16)
-------------------------------------------------------------------------------------
Total from investment
  operations                           .94       1.77      1.42      1.66      (.10)
-------------------------------------------------------------------------------------
Less dividends:
  Distribution from net
  investment income                    .20        .22       .24       .16       .05
-------------------------------------------------------------------------------------
  Distribution from net
  realized gain                       1.55       1.49       .50        --        --
-------------------------------------------------------------------------------------
Total dividends                       1.75       1.71       .74       .16       .05
-------------------------------------------------------------------------------------
Net asset value, end of
  period                            $10.52      11.33     11.27     10.59      9.09
-------------------------------------------------------------------------------------
Total return (not
  annualized)                         9.30%     17.86     14.28     18.42     (1.06)
-------------------------------------------------------------------------------------
Ratios to average net assets
  (annualized)
Expenses                              2.01%      1.95      1.99      2.05      2.03
-------------------------------------------------------------------------------------
Net investment income                 1.75%      1.98      1.82      2.07      1.57
-------------------------------------------------------------------------------------


                                                         Financial Highlights 73

                                                                             May 31 to
                                                Year ended October 31,      October 31,
CLASS C                               1998       1997      1996      1995      1994
---------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning
  of period                         $11.34      11.28     10.61      9.09      9.24
---------------------------------------------------------------------------------------
Income from investment
  operations:
  Net investment income                .20        .22       .20       .21       .06
---------------------------------------------------------------------------------------
  Net realized and unrealized
  gain (loss)                          .77       1.56      1.22      1.48      (.16)
---------------------------------------------------------------------------------------
Total from investment
  operations                           .97       1.78      1.42      1.69      (.10)
---------------------------------------------------------------------------------------
Less dividends:
  Distribution from net
  investment income                    .22        .23       .25       .17       .05
---------------------------------------------------------------------------------------
  Distribution from net
  realized gain                       1.55       1.49       .50        --        --
---------------------------------------------------------------------------------------
Total dividends                       1.77       1.72       .75       .17       .05
---------------------------------------------------------------------------------------
Net asset value, end of
  period                            $10.54      11.34     11.28     10.61      9.09
---------------------------------------------------------------------------------------
Total return (not annualized)         9.50%     17.92     14.31     18.76     (1.05)
---------------------------------------------------------------------------------------
Ratios to average net assets
  (annualized)
Expenses                              1.90%      1.90      1.89      1.86      2.00
---------------------------------------------------------------------------------------
Net investment income                 1.86%      2.03      1.92      2.26      1.60
---------------------------------------------------------------------------------------

                                                          Year ended October 31,
                                         1998         1997      1996         1995      1994
------------------------------------------------------------------------------------------------
Supplemental data for all classes
Net assets at end of year
  (in thousands)                      $3,321,254   3,241,383  3,020,798   2,926,542  2,864,322
------------------------------------------------------------------------------------------------
Portfolio turnover rate                    80%        122         85         142        121
------------------------------------------------------------------------------------------------

Note:  Total return does not reflect the effect of any sales charges.


74  Financial Highlights

Kemper Value+Growth Fund

                                                                              October
                                                                               16 to
                                                                              November
                                                  Year ended November 30,        30,
CLASS A                                         1998       1997      1996       1995
--------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period          $14.62      12.95     10.02      9.50
--------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                          .01        .02       .05       .02
--------------------------------------------------------------------------------------
  Net realized and unrealized gain              1.69       2.48      2.88       .50
--------------------------------------------------------------------------------------
Total from investment operations                1.70       2.50      2.93       .52
--------------------------------------------------------------------------------------
Less distribution from net realized
  gain                                           .50        .83        --        --
--------------------------------------------------------------------------------------
Net asset value, end of period                $15.82      14.62     12.95     10.02
--------------------------------------------------------------------------------------
Total return (not annualized)                  12.06%     20.83     29.24      5.47
--------------------------------------------------------------------------------------
Ratios to average net assets
  (annualized) (a)
Expenses                                        1.42%      1.41      1.47      1.35
--------------------------------------------------------------------------------------
Net investment income                            .22%       .35       .43      2.25
--------------------------------------------------------------------------------------

                                                                                   October
                                                                                    16 to
                                                                                   November
                                                      Year ended November 30,         30,
CLASS B                                            1998        1997       1996       1995
-------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period             $14.37       12.83      10.02       9.50
-------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                     (.07)       (.07)      (.04)       .02
-------------------------------------------------------------------------------------------
  Net realized and unrealized gain                 1.60        2.44       2.85        .50
-------------------------------------------------------------------------------------------
Total from investment operations                   1.53        2.37       2.81        .52
-------------------------------------------------------------------------------------------
Less distribution from net realized
  gain                                              .50         .83         --         --
-------------------------------------------------------------------------------------------
Net asset value, end of period                   $15.40       14.37      12.83      10.02
-------------------------------------------------------------------------------------------
Total return (not annualized)                     11.06%      19.96      28.04       5.47
-------------------------------------------------------------------------------------------
Ratios to average net assets (annualized) (a)
Expenses                                           2.27%       2.27       2.27       2.10
-------------------------------------------------------------------------------------------
Net investment income (loss)                       (.63)%      (.51)      (.37)      1.50
-------------------------------------------------------------------------------------------


                                                        Financial Highlights  75

                                                                                  October
                                                                                   16 to
                                                                                  November
                                                    Year ended November 30,          30,
CLASS C                                          1998        1997       1996        1995
------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period            $14.37       12.84      10.01       9.50
------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                    (.04)       (.05)      (.04)       .01
------------------------------------------------------------------------------------------
  Net realized and unrealized gain                1.57        2.41       2.87        .50
------------------------------------------------------------------------------------------
Total from investment operations                  1.53        2.36       2.83        .51
------------------------------------------------------------------------------------------
Less distribution from net realized gain           .50         .83         --         --
------------------------------------------------------------------------------------------
Net asset value, end of period                  $15.40       14.37      12.84      10.01
------------------------------------------------------------------------------------------
Total return (not annualized)                    11.06%      19.86      28.27       5.37
------------------------------------------------------------------------------------------
Ratios to average net assets (annualized)(a)
Expenses                                          2.16%       2.15       2.22       2.07
------------------------------------------------------------------------------------------
Net investment income (loss)                      (.52)%      (.39)      (.32)      1.53
------------------------------------------------------------------------------------------

                                                                                October
                                                                                 16 to
                                                                                November
                                                 Year ended November 30,          30,
                                               1998        1997       1996       1995
----------------------------------------------------------------------------------------
Supplemental data for all classes
Net assets at end of period
  (in thousands)                             $144,791     97,741     39,092     5,851
----------------------------------------------------------------------------------------
Portfolio turnover rate (annualized)            92%         56         82         --

Note:  Total return does not reflect the effect of any sales charges.

(a) Scudder Kemper Investments, Inc. agreed to temporarily waive certain operating expenses of the fund during the fiscal years ended November 30, 1997 and 1996. Absent this waiver, the ratios of expenses to average net assets would have increased and the ratios of net investment income to average net assets would have decreased by the following amounts: for the year ended November 30, 1997, 0.05% for Class B and 0.01% for Class C; for the year ended November 30, 1996, 0.12% for Class A, 0.17% for Class B and 0.13% for Class C.


76  Financial Highlights

Additional information about the funds may be found in the Statement of Additional Information, the Shareholder Services Guide and in shareholder reports. Shareholder inquiries may be made by calling Kemper at the toll-free telephone number listed below. The Statement of Additional Information contains more information on fund investments and operations. The Shareholder Services Guide contains more information about purchases and sales of fund shares. The semiannual and annual shareholder reports contain a discussion of the market conditions and the investment strategies that significantly affected the funds' performance during the last fiscal year, as well as a listing of portfolio holdings and financial statements. These and other fund documents may be obtained without charge from the following sources:

--------------------------------------------------------------------------------
By Phone        Call Kemper at: 1-800-621-1048
--------------------------------------------------------------------------------
By Mail         Kemper Distributors, Inc.
                222 South Riverside Plaza
                Chicago, IL 60606-5808

                or

                Public Reference Section
                Securities and Exchange Commission
                Washington, D.C. 20549-6009

                (a duplication fee is charged)
--------------------------------------------------------------------------------
In Person       Public Reference Room
                Securities and Exchange Commission
                Washington, D.C.

                (Call 1-800-SEC-0330
                for more information.)
--------------------------------------------------------------------------------
By Internet     http://www.sec.gov
                http://www.kemper.com
--------------------------------------------------------------------------------

The Statement of Additional Information is incorporated by reference into this prospectus (is legally a part of this prospectus).

Investment Company Act file numbers:

 Kemper Aggressive Growth Fund                     811-07855
 Kemper Blue Chip Fund                             811-5357
 Kemper Classic Growth Fund                        811-43
 Kemper Growth Fund                                811-1365
 Kemper Small Capitalization Equity Fund           811-1702
 Kemper Technology Fund                            811-0547
 Kemper Total Return Fund                          811-1236
 Kemper Value+Growth Fund                          811-7331

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